UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2012

Date of reporting period: April 30, 2012

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	FROST GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

Description	Shares	Value

COMMON STOCK ‡ — 97.3%

Consumer Discretionary — 16.4%
Amazon.com*	17,046	$3,952,967
BorgWarner* (A)	61,965	4,897,714
DIRECTV, Cl A* (A)	146,685	7,227,170
Dollar General*	120,325	5,710,625
DR Horton	247,257	4,042,652
O’Reilly Automotive*	75,525	7,964,866
priceline.com*	7,395	5,626,264
Starbucks	119,900	6,879,862
Starwood Hotels & Resorts Worldwide	99,360	5,882,112
Ulta Salon Cosmetics & Fragrance	78,270	6,901,849

		59,086,081

Consumer Staples — 7.6%
Coca-Cola	107,569	8,209,666
Costco Wholesale	38,232	3,370,916
Mead Johnson Nutrition, Cl A	43,170	3,693,625
PepsiCo	70,344	4,642,704
Philip Morris International	85,277	7,633,144

		27,550,055

Energy — 8.9%
Anadarko Petroleum	87,640	6,416,124
Cameron International*	95,140	4,875,925
Cobalt International Energy*	177,490	4,749,632
EOG Resources	40,628	4,461,361
Pioneer Natural Resources	49,730	5,759,729
Schlumberger	76,763	5,691,209

		31,953,980

Financials — 2.9%
BlackRock, Cl A	18,361	3,517,600
Invesco	125,189	3,109,695
MetLife	103,799	3,739,878

		10,367,173

Health Care — 10.0%
Allergan	63,618	6,107,328
Biogen Idec*	44,400	5,950,044
Celgene*	108,582	7,917,800
Cepheid*	88,215	3,388,338
Edwards Lifesciences*	85,030	7,054,939
Onyx Pharmaceuticals*	48,684	2,215,609
Varian Medical Systems*	52,750	3,345,405

		35,979,463

Industrials — 13.1%
Cummins	67,443	7,811,923
Deere	66,435	5,471,587
FedEx	51,318	4,528,300
Lincoln Electric Holdings	137,805	6,753,823
PACCAR (A)	81,910	3,518,854
Rockwell Automation	85,550	6,616,437
Terex*	148,160	3,354,342
Union Pacific	80,771	9,081,891

		47,137,157

Information Technology — 33.1%
Adobe Systems*	108,023	3,625,252
Apple*	51,505	30,091,281
ARM Holdings ADR	107,760	2,729,561
Baidu ADR*	26,295	3,489,346
Cognizant Technology Solutions, Cl A*	99,701	7,310,077
EMC*	262,255	7,398,213

Description	Shares/Face Amount	Value

F5 Networks*	30,030	$4,021,918
Fortinet*	224,360	5,860,283
Google, Cl A*	14,230	8,612,423
International Business Machines	17,445	3,612,511
Lam Research* (A)	159,615	6,647,965
Mastercard, Cl A	11,643	5,265,780
NetApp*	193,480	7,512,828
Oracle	107,695	3,165,156
QUALCOMM	174,890	11,164,978
Visa, Cl A (A)	41,715	5,130,111
VMware, Cl A*	34,875	3,896,235

		119,533,918

Materials — 5.3%
Barrick Gold	68,255	2,759,550
BHP Billiton ADR (A)	36,058	2,679,109
Monsanto	67,600	5,149,768
Potash Corp. of Saskatchewan	110,836	4,708,313
Praxair	32,104	3,714,433

		19,011,173

Total Common Stock (Cost $249,897,062)		350,619,000

CASH EQUIVALENTS **— 6.3%
AIM STIT-Government & Agency Portfolio, 0.020%	11,560,018	11,560,018
FFI Select Institutional Fund, 0.139% (B)	179,532	179,532
Fidelity Institutional Prime Money Market Fund, 0.204% (B)	3,520,456	3,520,456
Goldman Sachs Financial Square Money Market Fund, 0.179% (B)	3,357,549	3,357,549
Invesco AIM Liquid Asset Money Fund, 0.170% (B)	867,547	867,547
JPMorgan Prime Money Market Fund, 0.209% (B)	3,316,067	3,316,067

Total Cash Equivalents (Cost $22,801,169)		22,801,169

REPURCHASE AGREEMENTS (B)(C) — 5.3%
BNP Paribas
0.260%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $2,535,713 (collateralized by various corporate obligations, ranging in par value $141,668-$665,873, 0.840%-6.375%, 05/15/12-11/15/67; with total market value $2,662,479)	$2,535,694	2,535,694

THE ADVISORS’ INNER CIRCLE FUND II	FROST GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

Description	Face Amount	Value

HSBC Securities
0.310%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $7,733,935 (collateralized by various corporate obligations, ranging in par value $1,268-$6,339,236, 2.150%-7.875%, 11/15/12-09/15/41; with total market value $8,121,100)	$7,733,868	$7,733,868
Mizuho
0.210%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $8,874,983 (collateralized by various corporate obligations, ranging in par value $468,914-$9,508,854, 5.578%-6.501%, 04/15/36-08/25/41; with total market value $9,052,429)	8,874,931	8,874,931

Total Repurchase Agreements (Cost $19,144,493)		19,144,493

Total Investments — 108.9% (Cost $291,842,724)†		$392,564,662

Percentages are based on Net Assets of $360,616,981.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2012.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	This security or a partial position of this security is on loan at April 30, 2012. The total value of securities on loan at April 30, 2012 was $29,744,271.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2012 was $30,385,644.
(C)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending.

ADR – American Depositary Receipt

Cl – Class

†	At April 30, 2012, the tax basis of the Fund’s investments was $291,842,724, and the unrealized appreciation and depreciation were $107,430,069 and $(6,708,131), respectively.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$350,619,000	$—	$—	$350,619,000
Cash Equivalents	22,801,169	—	—	22,801,169
Repurchase Agreements	—	19,144,493	—	19,144,493

Total Investments in Securities	$373,420,169	$19,144,493	$—	$392,564,662

During the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-0900

THE ADVISORS’ INNER CIRCLE FUND II	FROST DIVIDEND VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

Description	Shares	Value
COMMON STOCK — 98.0%

Consumer Discretionary — 16.9%
Cinemark Holdings (A)	587,135	$13,480,620
Ford Motor	254,585	2,871,719
McDonald’s	66,687	6,498,648
Nordstrom	61,500	3,435,390
Staples	483,265	7,442,281
Time Warner Cable	167,829	13,501,843
Yum! Brands	93,332	6,788,036

		54,018,537

Consumer Staples — 4.8%
Coca-Cola	46,088	3,517,436
Kraft Foods, Cl A	167,745	6,687,993
Philip Morris International	58,443	5,231,233

		15,436,662

Energy — 13.7%
Baker Hughes	132,105	5,827,152
Cenovus Energy (A)	80,625	2,922,656
Chevron	97,896	10,431,798
Devon Energy	43,770	3,057,335
Ensco ADR	60,495	3,306,052
Penn West Petroleum	135,365	2,320,156
Schlumberger	39,067	2,896,427
Seadrill (A)	185,025	7,240,028
Total ADR	117,765	5,665,674

		43,667,278

Financials — 20.4%
American Express	62,400	3,757,104
Ameriprise Financial	116,885	6,336,336
BB&T	230,194	7,375,416
CME Group, Cl A	21,940	5,832,091
East West Bancorp	151,550	3,450,794
Huntington Bancshares	1,206,590	8,072,087
JPMorgan Chase	248,890	10,697,292
Lazard, Cl A	209,540	5,764,445
MetLife	289,950	10,446,898
PNC Financial Services Group (A)	52,635	3,490,753

		65,223,216

Health Care — 13.6%
Cardinal Health	150,934	6,379,980
Covidien	134,685	7,438,653
Humana	131,061	10,574,002
Medtronic	83,296	3,181,907
Merck	161,464	6,335,847
Novartis ADR	57,855	3,191,860
Teva Pharmaceutical Industries ADR	135,912	6,216,615

		43,318,864

Industrials — 4.5%
Emerson Electric (A)	93,172	4,895,257
Honeywell International	54,902	3,330,355
Norfolk Southern	42,005	3,063,425
United Technologies	38,167	3,115,954

		14,404,991

Information Technology — 12.3%
Accenture, Cl A	49,500	3,215,025
Cisco Systems	402,473	8,109,831
International Business Machines	16,060	3,325,705
Motorola Solutions	63,425	3,236,578
SAP ADR (A)	136,436	9,044,342

Description	Shares/Face Amount	Value

Telefonaktiebolaget LM Ericsson ADR (A)	760,675	$7,602,947
Western Union	266,485	4,897,994

		39,432,422

Materials — 3.1%
BHP Billiton ADR (A)	96,487	7,168,984
Freeport-McMoRan Copper & Gold	68,438	2,621,176

		9,790,160

Telecommunication Services — 4.6%
AT&T	245,750	8,087,633
BCE (A)	79,130	3,207,139
Vodafone Group ADR	121,976	3,394,592

		14,689,364

Utilities — 4.1%
American Water Works	187,890	6,433,354
Aqua America (A)	290,005	6,586,013

		13,019,367

Total Common Stock (Cost $290,153,525)		313,000,861

CASH EQUIVALENTS *— 6.7%
AIM STIT-Government & Agency Portfolio, 0.020%	5,418,757	5,418,757
FFI Select Institutional Fund, 0.139% (B)	252,498	252,498
Fidelity Institutional Prime Money Market Fund, 0.204% (B)	4,951,256	4,951,256
Goldman Sachs Financial Square Money Market Fund, 0.179% (B)	4,722,140	4,722,140
Invesco AIM Liquid Asset Money Fund, 0.170% (B)	1,220,139	1,220,139
JPMorgan Prime Money Market Fund, 0.209% (B)	4,663,798	4,663,798

Total Cash Equivalents (Cost $21,228,588)		21,228,588

REPURCHASE AGREEMENTS (B)(C) — 8.4%
BNP Paribas
0.260%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $3,566,289 (collateralized by various corporate obligations, ranging in par value $199,246-$936,501, 0.840%-6.375%, 05/15/12-11/15/67; with total market value $3,744,576)	$3,566,263	3,566,263
HSBC Securities
0.310%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $10,877,196 (collateralized by various corporate obligations, ranging in par value $1,783-$8,915,658, 2.150%-7.875%, 11/15/12-09/15/41; with total market value $11,421,714)	10,877,102	10,877,102

THE ADVISORS’ INNER CIRCLE FUND II	FROST DIVIDEND VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

Description	Face Amount	Value

Mizuho
0.210%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $12,481,994 (collateralized by various corporate obligations, ranging in par value $659,492-$13,373,487, 5.578%-6.501%, 04/15/36-08/25/41; with total market value $12,731,559)	$12,481,921	$12,481,921

Total Repurchase Agreements (Cost $26,925,286)		26,925,286

Total Investments — 113.1% (Cost $338,307,399)†		$361,154,735

Percentages are based on Net Assets of $319,334,882.

*	Rate shown is the 7-day effective yield as of April 30, 2012.
(A)	This security or a partial position of this security is on loan at April 30, 2012. The total value of securities on loan at April 30, 2012 was $41,086,177.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2012 was $42,735,117.
(C)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending.

ADR — American Depositary Receipt

Cl — Class

†	At April 30, 2012, the tax basis of the Fund’s investments was $338,307,399, and the unrealized appreciation and depreciation were $31,349,962 and $(8,502,626), respectively.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$313,000,861	$—	$—	$313,000,861
Cash Equivalents	21,228,588	—	—	21,228,588
Repurchase Agreements	—	26,925,286	—	26,925,286

Total Investments in Securities	$334,229,449	$26,925,286	$—	$361,154,735

During the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-0900

THE ADVISORS’ INNER CIRCLE FUND II	FROST STRATEGIC BALANCED FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

Description	Shares	Value

REGISTERED INVESTMENT COMPANIES — 96.0%
Exchange Traded Funds — 60.5%
IQ Hedge Multi-Strategy Tracker ETF (A)	4,019	$111,125
iShares Barclays Aggregate Bond Fund	5,344	590,993
iShares Barclays Intermediate Credit Bond Fund	1,174	128,295
iShares iBoxx Investment Grade Corporate Bond Fund	3,215	374,483
iShares Lehman Treasury Inflation Protected Securities Fund	2,154	257,231
iShares MSCI EAFE Index Fund (A)	5,594	300,677
iShares MSCI Germany Index Fund (A)	4,231	95,367
iShares MSCI South Korea Index Fund	1,272	75,353
SPDR S&P 500 ETF Trust (A)	16,602	2,320,461
Vanguard Large Cap Fund (A)	26,751	1,713,134
Vanguard Mega Cap 300 Fund	6,092	292,294
Vanguard Mid Cap Fund	2,801	227,077
Vanguard MSCI Emerging Markets ETF	7,252	308,428
Vanguard Small Cap Value Fund (A)	2,486	173,225

		6,968,143

Open-End Funds — 31.8%
Cohen & Steers Institutional Global Realty Shares	5,326	112,262
Cohen & Steers Institutional Realty Shares	2,667	119,179
Frost Total Return Bond Fund, Institutional Shares**	76,121	813,730
Ivy High Income Fund	87,817	734,152
Mainstay Convertible Fund	15,825	238,807
PIMCO Total Return Fund	94,946	1,065,293
Templeton Global Bond Fund	44,326	578,892

		3,662,315

Closed-End Funds — 3.7%
Eaton Vance Senior Floating-Rate Fund	18,271	285,758
Macquarie Global Infrastructure Total Return Fund (A)	7,660	141,327

		427,085

Total Registered Investment Companies (Cost $10,222,624)		11,057,543

COMMON STOCK — 0.9%

Materials — 0.9%
BHP Billiton ADR (A) (Cost $100,088)	1,312	97,481

CASH EQUIVALENTS* — 18.1%
AIM STIT-Government & Agency Portfolio, 0.020%	379,713	379,714
FFI Select Institutional Fund, 0.139% (B)	27,238	27,238
Fidelity Institutional Prime Money Market Fund, 0.204% (B)	534,117	534,117
Goldman Sachs Financial Square Money Market Fund, 0.179% (B)	509,402	509,402
Invesco AIM Liquid Asset Money Fund, 0.170% (B)	131,623	131,623

Description	Shares/Face Amount	Value

JPMorgan Prime Money Market Fund, 0.209% (B)	503,108	$503,108

Total Cash Equivalents (Cost $2,085,202)		2,085,202

REPURCHASE AGREEMENTS (B)(C) — 25.2%
BNP Paribas
0.260%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $384,714 (collateralized by various corporate obligations, ranging in par value $21,494-$101,025, 0.840%- 6.375%, 05/15/12-11/15/67; with total market value $403,947)	$384,711	384,711
HSBC Securities
0.310%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $1,173,379 (collateralized by various corporate obligations, ranging in par value $192-$961,778, 2.150%- 7.875%, 11/15/12-09/15/41; with total market value $1,232,119)	1,173,369	1,173,369
Mizuho
0.210%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $1,346,497 (collateralized by various corporate obligations, ranging in par value $71,143-$1,442,667, 5.578%- 6.501%, 04/15/36-08/25/41; with total market value $1,373,419)	1,346,490	1,346,490

Total Repurchase Agreements (Cost $2,904,570)		2,904,570

Total Investments — 140.2% (Cost $15,312,484)†		$16,144,796

Percentages are based on Net Assets of $11,514,888.

*	Rate shown is the 7-day effective yield as of April 30, 2012.
**	Affiliated investment is a registered investment company which is managed by the Adviser or an affiliated of the Adviser or which is distributed by an affiliate of the Fund’s distributor.
(A)	This security or a partial position of this security is on loan at April 30, 2012. The total value of securities on loan at April 30, 2012 was $4,494,329.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2012 was $4,610,058.
(C)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

EAFE — Europe, Australasia and Far East

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

THE ADVISORS’ INNER CIRCLE FUND II	FROST STRATEGIC BALANCED FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

†	At April 30, 2012, the tax basis of the Fund’s investments was $15,312,484, and the unrealized appreciation and depreciation were $1,024,193 and $(191,881), respectively.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$11,057,543	$—	$—	$11,057,543
Common Stock	97,481	—	—	97,481
Cash Equivalents	2,085,202	—	—	2,085,202
Repurchase Agreements	—	2,904,570	—	2,904,570

Total Investments in Securities	$13,240,226	$2,904,570	$—	$16,144,796

During the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-0900

THE ADVISORS’ INNER CIRCLE FUND II	FROST DIVERSIFIED STRATEGIES FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

Description	Shares	Value

REGISTERED INVESTMENT COMPANIES — 94.1%
Exchange Traded Funds — 74.3%
Active Bear ETF	2,290	$49,166
Consumer Staples Select Sector SPDR Fund	3,400	116,178
Guggenheim Solar ETF	2,200	48,730
Industrial Select Sector SPDR Fund (D)	1,300	48,074
IQ Global Resources ETF	4,282	123,836
IQ Hedge Macro Tracker ETF	7,242	197,417
IQ Hedge Multi-Strategy Tracker ETF (A)	13,417	370,980
iShares Barclays 7-10 Year Treasury Bond Fund	1,000	105,690
iShares Dow Jones Select Dividend Index Fund (D)	14,671	831,699
iShares iBoxx Investment Grade Corporate Bond Fund	476	55,444
iShares MSCI EAFE Index Fund (A)	3,900	209,625
iShares MSCI Emerging Markets Index Fund (D)	12,843	541,975
iShares MSCI Pacific ex-Japan Index Fund	13,500	595,350
iShares Russell 1000 Growth Index Fund (D)	13,530	892,980
iShares Russell 1000 Value Index Fund (D)	10,760	746,636
iShares S&P 100 Index Fund (D)	10,251	652,271
iShares S&P Europe 350 Index Fund (D)	11,445	417,056
iShares S&P Global Timber & Forestry Index Fund (A)	2,632	105,411
iShares S&P MidCap 400 Index Fund	1,502	148,488
iShares S&P Moderate Allocation Fund	9,646	301,727
iShares S&P SmallCap 600 Index Fund (D)	4,830	363,554
Jefferies TR/J CRB Global Commodity Equity Index Fund (D)	4,700	211,317
Loomis Sayles Absolute Strategies Fund	25,510	250,510
Market Vectors Agribusiness ETF (A)	2,100	109,473
PowerShares Emerging Markets Sovereign Debt Portfolio (A)	3,000	85,470
PowerShares Global Listed Private Equity Portfolio(A)	27,201	251,881
ProShares Credit Suisse 130/30 ETF	4,444	280,150
ProShares Hedge Replication ETF	4,725	186,118
ProShares RAFI Long/Short ETF (A)	2,293	83,661
ProShares Ultra MidCap400	700	49,077
ProShares Ultra S&P 500 (A)(D)	8,632	495,649
SPDR Barclays Capital International Treasury Bond ETF (A)	1,000	60,500
SPDR Dow Jones REIT ETF	1,802	131,510
Utilities Select Sector SPDR Fund (D)	2,342	83,516

		9,201,119

Open-End Funds — 19.4%
AQR Diversified Arbitrage Fund	87,941	975,265
ASG Global Alternatives Fund	96,557	1,027,367
Rydex Series - Long/Short Commodities Strategy Fund	15,719	401,935

		2,404,567

Closed-End Fund — 0.4%
Kayne Anderson MLP Investment Co	1,650	49,335

Total Registered Investment Companies (Cost $11,378,911)		11,655,021

Description	Contracts	Value

PURCHASED OPTIONS* — 0.4%
Claymore ETF Put Option, Expires 10/20/12 Strike Price $21	22	$4,510
Industrial Select Sector SPDR Fund Put Option, Expires 05/19/12 Strike Price $34	13	104
iShares Barclays Capital International Put Option, Expires 06/16/12 Strike Price $95	20	—
iShares Barclays Capital International Put Option, Expires 09/22/12 Strike Price $103	20	2,100
iShares MSCI Put Option, Expires 06/16/12 Strike Price $51	14	1,260
iShares S&P 100 Index Fund Put Option, Expires 06/16/12 Strike Price $61	31	1,395
Jefferies TR/J CRB Global Commodity Equity Index Fund Put Option, Expires 07/21/12 Strike Price $40	30	300
PowerShares Emerging Markets Sovereign Debt Portfolio Put Option, Expires 09/22/12 Strike Price $26	30	150
ProShares Ultra Mid 500 Put Option, Expires 05/19/12 Strike Price $66	7	210
ProShares Ultra S&P 500 Put Option, Expires 06/16/12 Strike Price $51	25	2,050
ProShares Ultra S&P 500 Put Option, Expires 06/16/12 Strike Price $52	19	1,805
ProShares Ultra S&P 500 Put Option, Expires 05/19/12 Strike Price $51	45	945
ProShares Ultra S&P 500 Put Option, Expires 06/16/12 Strike Price $53	10	1,140
SPDR Consumer Put Option, Expires 06/16/12 Strike Price $32	34	374
SPDR S&P 500 ETF Trust Put Option, Expires 05/19/12 Strike Price $133	64	2,304
SPDR S&P 500 ETF Trust Put Option, Expires 07/21/12 Strike Price $133	9	2,115
SPDR S&P 500 ETF Trust Put Option, Expires 06/16/12 Strike Price $129	237	18,960
SPDR S&P 500 ETF Trust Put Option, Expires 05/19/12 Strike Price $130	150	2,850
SPDR S&P 500 ETF Trust Put Option, Expires 06/16/12 Strike Price $128	6	426

THE ADVISORS’ INNER CIRCLE FUND II	FROST DIVERSIFIED STRATEGIES FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

Description	Contracts/ Shares/Face Amount	Value

SPDR S&P 500 ETF Trust Put Option, Expires 06/16/12 Strike Price $127	18	$1,116
SPDR S&P 500 ETF Trust Put Option, Expires 06/16/12 Strike Price $115	11	176
Utilities Select Sector SPDR Fund Put Option, Expires 06/16/12 Strike Price $33	23	253

Total Purchased Options (Cost $170,598)		44,543

CASH EQUIVALENTS** — 9.7%
AIM STIT - Liquid Assets Portfolio, 0.020%	770,749	770,749
FFI Select Institutional Fund, 0.139% (B)	6,944	6,944
Fidelity Institutional Prime Money Market Fund, 0.204% (B)	136,165	136,165
Goldman Sachs Financial Square Money Market Fund, 0.179% (B)	129,865	129,865
Invesco AIM Liquid Asset Money Fund, 0.170% (B)	33,555	33,555
JPMorgan Prime Money Market Fund, 0.209% (B)	128,260	128,260

Total Cash Equivalents (Cost $1,205,538)		1,205,538

REPURCHASE AGREEMENTS (B)(C) — 6.0%
BNP Paribas
0.260%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $98,077 (collateralized by various corporate obligations, ranging in par value $5,479-$25,755, 0.840%-6.375%, 05/15/12-11/15/67; with total market value $102,980)	$98,076	98,076
HSBC Securities
0.310%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $299,136 (collateralized by various corporate obligations, ranging in par value $49-$245,191, 2.150%-7.875%, 11/15/12-09/15/41; with total market value $314,111)	299,133	299,133

Description	Face Amount/ Contracts	Value

Mizuho
0.210%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $343,270 (collateralized by various corporate obligations, ranging in par value $18,137-$367,787, 5.578%- 6.501%, 04/15/36-08/25/41; with total market value $350,133)	$343,268	$343,268

Total Repurchase Agreements (Cost $740,477)		740,477

Total Investments — 110.2% (Cost $13,495,524)†		$13,645,579

WRITTEN OPTIONS *— (0.3)%
Industrial Select Sector SPDR Fund Call Option, Expires 05/19/12, Strike Price $37	(13)	$(767)
iShares Dow Jones Select Dividend Index Fund Call Option, Expires 05/19/12, Strike Price $57	(136)	(5,440)
iShares S&P Europe 350 Index Fund Call Option, Expires 05/19/12, Strike Price $40	(76)	(760)
iShares S&P Europe 350 Index Fund Call Option, Expires 05/19/12, Strike Price $38	(38)	(760)
iShares MSCI Call Option, Expires 05/19/12, Strike Price $56	(20)	(220)
iShares MSCI Call Option, Expires 05/19/12, Strike Price $46	(103)	(2,060)
iShares MSCI Emerging Markets Index Fund Call Option, Expires 05/19/12, Strike Price $46	(128)	(256)
iShares Russell 1000 Growth Index Fund Call Option, Expires 05/19/12, Strike Price $67	(56)	(2,800)
iShares Russell 1000 Growth Index Fund Call Option, Expires 05/19/12, Strike Price $66	(79)	(7,505)
iShares Russell 1000 Value Index Fund Call Option, Expires 05/19/12, Strike Price $70	(42)	(2,940)
iShares Russell 1000 Value Index Fund Call Option, Expires 05/19/12, Strike Price $72	(55)	(1,100)
iShares S&P 100 Index Fund Call Option, Expires 05/19/12, Strike Price $66	(95)	(1,425)
iShares S&P MidCap 400 Index Fund Call Option, Expires 05/19/12, Strike Price $103	(15)	(525)
iShares S&P SmallCap 600 Index Fund Call Option, Expires 05/19/12, Strike Price $80	(22)	(330)
Jefferies TR/J CRB Global Commodity Equity Index Fund Call Option, Expires 05/19/12, Strike Price $46	(11)	(825)
Jefferies TR/J CRB Global Commodity Equity Index Fund Call Option, Expires 07/21/12, Strike Price $50	(30)	(1,650)

THE ADVISORS’ INNER CIRCLE FUND II	FROST DIVERSIFIED STRATEGIES FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

Description	Contracts	Value

ProShares Ultra Mid Call Option, Expires 05/19/12, Strike Price $73	(3)	$(330)
ProShares Ultra S&P 500 Call Option, Expires 05/19/12, Strike Price $63	(30)	(120)
ProShares Ultra S&P 500 Call Option, Expires 05/19/12, Strike Price $61	(15)	(300)
ProShares Ultra S&P 500 Call Option, Expires 06/16/12, Strike Price $62	(34)	(1,802)
Utilities Select Sector SPDR Fund Call Option, Expires 05/19/12, Strike Price $36	(23)	(368)

Total Written Options (Premiums Received $(42,949))		$(32,283)

Percentages are based on Net Assets of $12,384,076.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2012.
(A)	This security or a partial position of this security is on loan at April 30, 2012. The total value of securities on loan at April 30, 2012 was $1,136,937.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2012 was $1,175,266.
(C)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending.
(D)	Underlying security for a written/purchased call/put option.

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

MLP — Master Limited Partnership

MSCI — Morgan Stanley Capital International

RAFI — Research Affiliates Fundamental Index

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

Amounts designated as “ —” are $0 or rounded to $0.

†	At April 30, 2012, the tax basis of the Fund’s investments was $13,495,524, and the unrealized appreciation and depreciation were $451,652 and $(301,597), respectively.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$11,655,021	$—	$—	$11,655,021
Purchased Options	44,543	—	—	44,543
Cash Equivalents	1,205,538	—	—	1,205,538
Repurchase Agreements	—	740,477	—	740,477

Total Investments in Securities	$12,905,102	$740,477	$—	$13,645,579

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(32,283)	$—	$—	$(32,283)

During the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-0900

THE ADVISORS’ INNER CIRCLE FUND II	FROST KEMPNER MULTI-CAP
SCHEDULE OF INVESTMENTS	DEEP VALUE EQUITY FUND
APRIL 30, 2012 (Unaudited)

Description	Shares	Value

COMMON STOCK — 86.7%

Consumer Discretionary — 8.0%
Best Buy (A)	163,100	$3,599,617
Gannett (A)	235,500	3,254,610
H&R Block	140,000	2,058,000
Home Depot (A)	25,300	1,310,287
Staples	289,400	4,456,760

		14,679,274

Consumer Staples — 6.3%
Archer-Daniels-Midland	169,800	5,234,934
Avon Products	66,700	1,440,720
Wal-Mart Stores	85,400	5,030,914

		11,706,568

Energy — 7.9%
Baker Hughes	85,400	3,766,994
BP ADR	123,500	5,361,135
ConocoPhillips	15,100	1,081,613
Valero Energy	179,500	4,433,650

		14,643,392

Financials — 17.0%
Allstate	181,400	6,046,062
Annaly Capital Management‡ (A)	248,300	4,052,256
Bank of America	193,830	1,571,961
Barclays ADR (A)	163,800	2,332,512
Fidelity National Financial, Cl A	225,771	4,350,607
Lincoln National	35,567	880,995
Marsh & McLennan	227,800	7,619,910
RenaissanceRe Holdings	17,300	1,350,438
XL Group, Cl A	151,250	3,253,387

		31,458,128

Health Care — 7.4%
Becton Dickinson	27,500	2,157,375
Johnson & Johnson	34,400	2,239,096
Novartis ADR	42,200	2,328,174
Teva Pharmaceutical Industries ADR	150,200	6,870,148

		13,594,793

Industrials — 11.3%
Boeing	84,800	6,512,640
Dover	73,800	4,624,308
General Dynamics	13,500	911,250
Ingersoll-Rand	42,100	1,790,092
Raytheon	96,700	5,235,338
Siemens ADR	18,700	1,736,669

		20,810,297

Information Technology — 14.1%
Applied Materials	181,100	2,171,389
Black Box	99,456	2,248,700
Hewlett-Packard	232,600	5,759,176
International Business Machines	45,200	9,360,016
Pulse Electronics	377,200	773,260
Western Union	306,400	5,631,632

		25,944,173

Materials — 4.0%
Alcoa	87,900	855,267
Dow Chemical	126,300	4,279,044
PPG Industries	21,100	2,220,564

		7,354,875

Telecommunication Services — 10.7%
AT&T	306,092	10,073,488
Nippon Telegraph & Telephone ADR	328,100	7,398,655

Description	Shares/Face Amount	Value

Vodafone Group ADR	83,500	$2,323,805

		19,795,948

Total Common Stock
(Cost $174,737,124)		159,987,448

CASH EQUIVALENTS * — 14.2%
BlackRock Liquidity Funds Treasury
Trust Fund Portfolio, 0.000%	23,224,753	23,224,753
FFI Select Institutional Fund, 0.139% (B)	48,401	48,401
Fidelity Institutional Prime Money
Market Fund, 0.204% (B)	949,107	949,107
Goldman Sachs Financial Square Money
Market Fund, 0.179% (B)	905,187	905,187
Invesco AIM Liquid Asset
Money Fund, 0.170% (B)	233,889	233,889
JPMorgan Prime Money
Market Fund, 0.209% (B)	894,004	894,004

Total Cash Equivalents
(Cost $26,255,341)		26,255,341

REPURCHASE AGREEMENTS (B)(C) — 2.8%
BNP Paribas
0.260%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $683,622 (collateralized by various corporate obligations, ranging in par value $38,193-$179,518, 0.840%- 6.375%, 05/15/12-11/15/67; with total market value $717,798)	$683,618	683,618
HSBC Securities
0.310%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $2,085,051 (collateralized by various corporate obligations, ranging in par value $342-$1,709,044, 2.150%- 7.875%, 11/15/12-09/15/41; with total market value $2,189,430)	2,085,033	2,085,033
Mizuho
0.210%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $2,392,675 (collateralized by various corporate obligations, ranging in par value $126,418-$2,563,565, 5.578%-6.501%, 04/15/36-08/25/41; with total market value $2,440,514)	2,392,661	2,392,661

Total Repurchase Agreements
(Cost $5,161,312)		5,161,312

Total Investments — 103.7%
(Cost $206,153,777)†		$191,404,101

THE ADVISORS’ INNER CIRCLE FUND II	FROST KEMPNER MULTI-CAP
SCHEDULE OF INVESTMENTS	DEEP VALUE EQUITY FUND
APRIL 30, 2012 (Unaudited)

Percentages are based on Net Assets of $184,615,187.

*	Rate shown is the 7-day effective yield as of April 30, 2012.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2012. The total value of securities on loan at April 30, 2012 was $7,958,096.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2012 was $8,191,900.
(C)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending.

ADR — American Depositary Receipt

Cl — Class

†	At April 30, 2012, the tax basis of the Fund’s investments was $206,153,777, and the unrealized appreciation and depreciation were $27,092,408 and $(41,842,084), respectively.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$159,987,448	$—	$—	$159,987,448
Cash Equivalents	26,255,341	—	—	26,255,341
Repurchase Agreements	—	5,161,312	—	5,161,312

Total Investments in Securities	$186,242,789	$5,161,312	$—	$191,404,101

During the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-0900

THE ADVISORS’ INNER CIRCLE FUND II	FROST SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

Description	Shares	Value

COMMON STOCK — 97.3%

Consumer Discretionary — 13.6%
Bally Technologies*	41,000	$1,990,550
Cooper Tire & Rubber	92,572	1,383,951
Dick’s Sporting Goods	45,141	2,284,135
Francesca’s Holdings*	69,356	2,174,311
Guess?	135,134	3,956,724
Hanesbrands*	71,000	2,003,620
Harman International Industries	44,000	2,181,520
Teavana Holdings* (A)	117,825	2,461,364
Valassis Communications* (A)	92,248	1,844,960
Warnaco Group*	38,000	2,012,480
Wendy’s (A)	414,000	2,016,180
WMS Industries*	87,000	2,132,370

		26,442,165

Consumer Staples — 2.6%
Darling International*	121,000	1,981,980
Fresh Del Monte Produce	78,050	1,808,419
TreeHouse Foods* (A)	24,071	1,384,323

		5,174,722

Energy — 9.0%
Atwood Oceanics*	47,000	2,083,510
Berry Petroleum, Cl A	46,000	2,095,300
C&J Energy Services* (A)	105,000	1,979,250
CARBO Ceramics (A)	21,998	1,849,812
Carrizo Oil & Gas*	41,124	1,153,117
Forest Oil*	110,756	1,475,270
Hercules Offshore*	266,429	1,353,459
Lufkin Industries	27,000	2,074,680
Oil States International*	17,684	1,407,293
Stone Energy*	74,000	2,075,700

		17,547,391

Financials — 15.8%
Alterra Capital Holdings (A)	87,000	2,081,910
American Equity Investment Life Holding (A)	130,000	1,593,800
Aspen Insurance Holdings	75,000	2,124,000
Cathay General Bancorp (A)	125,000	2,152,500
Green Dot, Cl A*	43,747	1,154,483
Greenhill	44,894	1,744,132
Hanover Insurance Group	52,000	2,098,720
Horace Mann Educators	120,823	2,120,444
National Financial Partners* (A)	129,034	1,903,252
Och-Ziff Capital Management Group, Cl A	196,867	1,728,492
Pebblebrook Hotel Trust‡	64,162	1,545,021
Popular*	1,054,389	1,876,812
PrivateBancorp, Cl A	104,000	1,635,920
Umpqua Holdings	152,000	2,012,480
West Coast Bancorp*	93,542	1,827,811
WSFS Financial	75,254	3,003,387

		30,603,164

Health Care — 14.1%
Alere*	76,000	1,815,640
Bruker*	138,000	2,074,140
Catalyst Health Solutions*	24,430	2,110,019
Cepheid* (A)	47,523	1,825,358
Charles River Laboratories International*	37,432	1,329,959
Health Net*	57,000	2,029,770
Integra LifeSciences Holdings*	45,000	1,675,350
LifePoint Hospitals*	53,000	2,068,060
Magellan Health Services*	43,000	1,904,040

Description	Shares	Value

Natus Medical*	117,949	$1,443,696
Par Pharmaceutical*	40,000	1,693,600
PSS World Medical* (A)	85,000	2,034,050
Questcor Pharmaceuticals* (A)	51,449	2,310,060
Salix Pharmaceuticals*	32,862	1,623,383
ViroPharma* (A)	62,416	1,357,548

		27,294,673

Industrials — 18.0%
AerCap Holdings*	173,000	2,003,340
Allegiant Travel, Cl A* (A)	18,009	1,058,209
Atlas Air Worldwide Holdings*	44,016	2,026,937
Brink’s	68,000	1,727,200
Cenveo* (A)	724,024	2,070,709
Crane	43,000	1,897,590
Curtiss-Wright	56,000	1,976,240
Gardner Denver	29,431	1,917,135
GATX (A)	50,000	2,143,500
Harsco	87,000	1,940,100
Kaydon	51,136	1,254,366
Korn/Ferry International*	99,000	1,598,850
Lennox International (A)	45,000	1,953,000
MasTec*	100,903	1,754,703
Meritor*	315,721	2,055,344
Regal-Beloit	27,781	1,879,107
Rexnord* (A)	68,391	1,510,073
Spirit Aerosystems Holdings, Cl A*	87,000	2,175,000
WABCO Holdings*	33,482	2,110,370

		35,051,773

Information Technology — 19.0%
Akamai Technologies*	69,523	2,266,450
Aruba Networks* (A)	58,079	1,226,628
DST Systems	38,000	2,127,240
Emulex*	206,404	1,791,587
Finisar* (A)	125,000	2,065,000
Hittite Microwave*	34,038	1,822,394
Integrated Silicon Solution*	249,507	2,649,764
Intersil, Cl A	197,000	2,023,190
JDA Software Group*	74,000	2,137,120
JDS Uniphase*	156,000	1,895,400
Lattice Semiconductor*	266,000	1,452,360
Micrel	145,029	1,579,366
Microsemi*	98,000	2,108,960
NCR*	87,000	2,044,500
Parametric Technology*	51,000	1,100,580
RF Micro Devices*	421,503	1,825,108
Riverbed Technology*	89,566	1,767,137
Skyworks Solutions*	50,461	1,369,512
Super Micro Computer*	83,683	1,477,005
Teradyne*	129,000	2,220,090

		36,949,391

Materials — 5.2%
Gold Resource (A)	76,639	2,078,450
Intrepid Potash*	152,299	3,784,630
Molycorp* (A)	45,935	1,243,001
Scotts Miracle-Gro, Cl A (A)	38,000	1,991,200
US Silica Holdings* (A)	54,710	991,345

		10,088,626

Total Common Stock
(Cost $175,186,253)		189,151,905

THE ADVISORS’ INNER CIRCLE FUND II	FROST SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

Description	Shares/Face Amount	Value

CASH EQUIVALENTS ** — 12.3%
AIM STIT-Government & Agency Portfolio, 0.020%	10,238,111	$10,238,111
FFI Select Institutional Fund, 0.139% (B)	219,911	219,911
Fidelity Institutional Prime Money Market Fund, 0.204% (B)	4,312,242	4,312,242
Goldman Sachs Financial Square Money Market Fund, 0.179% (B)	4,112,696	4,112,696
Invesco AIM Liquid Asset Money Fund, 0.170% (B)	1,062,667	1,062,667
JPMorgan Prime Money Market Fund, 0.209% (B)	4,061,884	4,061,884

Total Cash Equivalents
(Cost $24,007,511)		24,007,511

REPURCHASE AGREEMENTS (B)(C)— 12.1%
BNP Paribas
0.260%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $3,106,021 (collateralized by various corporate obligations, ranging in par value $173,531-$815,635, 0.840%-6.375%, 05/15/12-11/15/67; with total market value $3,261,298)	$3,105,998	3,105,998
HSBC Securities
0.310%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $9,473,376 (collateralized by various corporate obligations, ranging in par value $1,553-$7,764,995, 2.150%-7.875%, 11/15/12-09/15/41; with total market value $9,947,618)	9,473,294	9,473,294
Mizuho
0.210%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $10,871,057 (collateralized by various corporate obligations, ranging in par value $574,377-$11,647,493, 5.578%-6.501%, 04/15/36-08/25/41; with total market value $11,088,413)	10,870,994	10,870,994

Total Repurchase Agreements
(Cost $23,450,286)		23,450,286

Total Investments — 121.7%
(Cost $222,644,050)†		$236,609,702

Percentages are based on Net Assets of $194,409,280.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2012.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2012. The total value of securities on loan at April 30, 2012 was $36,128,957.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2012 was $37,219,686.
(C)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending.

Cl — Class

†	At April 30, 2012, the tax basis of the Fund’s investments was $222,644,050, and the unrealized appreciation and depreciation were $20,972,945 and $(7,007,293), respectively.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$189,151,905	$—	$—	$189,151,905
Cash Equivalents	24,007,511	—	—	24,007,511
Repurchase Agreements	—	23,450,286	—	23,450,286

Total Investments in Securities	$213,159,416	$23,450,286	$—	$236,609,702

During the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-0900

THE ADVISORS’ INNER CIRCLE FUND II	FROST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

Description	Shares	Value

COMMON STOCK — 95.5%

Australia — 1.4%
BHP Billiton	97,728	$3,619,970

Brazil — 3.6%
BM&FBOVESPA	290,110	1,620,896
Embraer ADR	70,300	2,435,192
Itau Unibanco Holding ADR	131,600	2,064,804
Natura Cosmeticos	148,800	3,362,178

		9,483,070

Canada — 5.7%
Canadian National Railway	57,400	4,898,335
Canadian Natural Resources	101,880	3,539,527
Cenovus Energy	80,910	2,936,299
Potash Corp. of Saskatchewan	88,367	3,753,830

		15,127,991

China — 5.9%
Baidu ADR*	10,004	1,327,531
China Life Insurance, Cl H	873,900	2,326,799
China Merchants Bank, Cl H	1,743,080	3,763,674
Industrial & Commercial
Bank of China, Cl H	4,588,400	3,048,689
Sinopharm Group, Cl H	863,300	2,249,556
Tencent Holdings	93,912	2,937,924

		15,654,173

Denmark — 2.9%
Novo Nordisk, Cl B	52,650	7,766,067

France — 7.4%
Air Liquide	38,846	4,996,513
Cie Generale des Etablissements Michelin	36,486	2,724,883
LVMH Moet Hennessy Louis Vuitton	37,875	6,274,398
Publicis Groupe	76,444	3,942,311
Vallourec	27,100	1,629,673

		19,567,778

Germany — 10.0%
Adidas	79,525	6,631,820
Allianz	36,600	4,078,294
Fresenius Medical Care & KGaA	70,800	5,026,082
SAP	90,138	5,976,508
Siemens	48,900	4,529,072

		26,241,776

Hong Kong — 3.6%
CNOOC	2,565,175	5,468,477
Hong Kong Exchanges and Clearing	255,900	4,093,134

		9,561,611

Ireland — 1.4%
Covidien	66,700	3,683,841

Israel — 3.4%
Check Point Software Technologies*	56,734	3,297,948
Teva Pharmaceutical Industries ADR	125,164	5,725,001

		9,022,949

Japan — 10.4%
Canon	85,236	3,863,565
Dai-ichi Life Insurance	1,385	1,734,319
FANUC	19,647	3,313,477
KDDI	549	3,593,915

Description	Shares	Value

Komatsu	163,980	$4,719,343
Mitsubishi UFJ Financial Group	964,700	4,632,020
Toyota Motor	135,559	5,554,905

		27,411,544

Mexico — 1.4%
Wal-Mart de Mexico, Ser V	1,299,780	3,716,950

Netherlands — 2.7%
Schlumberger	74,250	5,504,895
Yandex, Cl A* (A)	70,400	1,669,888

		7,174,783

South Korea — 1.8%
Hyundai Motor	19,574	4,650,476

Sweden — 2.3%
Hennes & Mauritz, B Shares (A)	130,084	4,468,837
Svenska Handelsbanken, Cl A (A)	52,000	1,685,031

		6,153,868

Switzerland — 7.5%
Credit Suisse Group	67,700	1,619,310
Julius Baer Group	62,124	2,378,460
Nestle	100,100	6,131,835
Novartis	86,687	4,780,129
Swatch Group	4,650	2,144,538
Syngenta	7,360	2,584,292

		19,638,564

Taiwan — 0.4%
HTC	62,114	942,072

United Kingdom — 22.6%
ARM Holdings	270,494	2,300,283
BG Group	229,517	5,402,876
British American Tobacco	127,437	6,533,375
Carnival	101,856	3,311,006
HSBC Holdings	545,559	4,971,357
Kingfisher	1,127,876	5,317,407
Pearson	170,654	3,212,676
Reckitt Benckiser Group	110,556	6,435,852
Rolls-Royce Holdings	178,760	2,389,056
SABMiller	77,223	3,244,048
Standard Chartered	258,819	6,325,772
Tesco	924,189	4,759,833
Vodafone Group	1,953,970	5,406,730

		59,610,271

United States — 1.1%
Yum! Brands	38,200	2,778,286

Total Common Stock
(Cost $214,351,406)		251,806,040

PREFERRED STOCK — 1.9%

Germany — 1.9%
Volkswagen (Cost $2,382,246)	26,289	4,979,689

THE ADVISORS’ INNER CIRCLE FUND II	FROST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

Description	Shares/Face Amount	Value

CASH EQUIVALENTS** — 3.0%
AIM STIT-Government & Agency Portfolio, 0.020%	4,969,270	$4,969,270
FFI Select Institutional Fund, 0.139% (B)	45,918	45,918
Fidelity Institutional Prime Money Market Fund, 0.204% (B)	900,417	900,417
Goldman Sachs Financial Square Money Market Fund, 0.179% (B)	858,751	858,751
Invesco AIM Liquid Asset Money Fund, 0.170% (B)	221,890	221,890
JPMorgan Prime Money Market Fund, 0.209% (B)	848,141	848,141

Total Cash Equivalents
(Cost $7,844,387)		7,844,387

REPURCHASE AGREEMENTS (B)(C) — 1.9%
BNP Paribas
0.260%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $648,552 (collateralized by various corporate obligations, ranging in par value $36,234-$170,309, 0.840%-6.375%, 05/15/12-11/15/67; with total market value $680,975)	$648,547	648,547
HSBC Securities
0.310%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $1,978,087 (collateralized by various corporate obligations, ranging in par value $324-$1,621,368, 2.150%-7.875%, 11/15/12-09/15/41; with total market value $2,077,111)	1,978,070	1,978,070
Mizuho
0.210%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $2,269,929 (collateralized by various corporate obligations, ranging in par value $119,933-$2,432,053, 5.578%-6.501%, 04/15/36-08/25/41; with total market value $2,315,314)	2,269,916	2,269,916

Total Repurchase Agreements
(Cost $4,896,533)		4,896,533

Total Investments — 102.3%
(Cost $229,474,572)†		$269,526,649

The following are the outstanding forward foreign currency contracts held by the Fund at April 30, 2012 is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation
State Street	05/09/12	EUR	10,773,400	USD	14,791,555	$530,330
State Street	05/09/12	USD	2,142,799	EUR	1,622,300	4,711

						$535,041

Percentages are based on Net Assets of $263,492,361.

*	Non -income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2012.
(A)	This security or a partial position of this security is on loan at April 30, 2012. The total value of securities on loan at April 30, 2012 was $7,392,983.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2012 was $7,771,650.
(C)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending.

ADR — American Depositary Receipt

Cl — Class

Ser — Series

†	At April 30, 2012, the tax basis of the Fund’s investments was $229,474,572, and the unrealized appreciation and depreciation were $52,482,021 and $(12,429,944), respectively.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$251,806,040	$—	$—	$251,806,040
Preferred Stock	4,979,689	—	—	4,979,689
Cash Equivalents	7,844,387	—	—	7,844,387
Repurchase Agreements	—	4,896,533	—	4,896,533

Total Investments in Securities	$264,630,116	$4,896,533	$—	$269,526,649

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards	$—	$535,041	$—	$535,041

During the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-0900

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

Description	Face Amount	Value

ASSET-BACKED SECURITIES — 29.7%

Automotive — 16.8%
AmeriCredit Automobile Receivables
Trust, Ser 2010-3, Cl D
4.980%, 01/08/18	$4,000,000	$4,311,401
AmeriCredit Automobile Receivables
Trust, Ser 2010-4, Cl C
2.760%, 05/09/16	4,000,000	4,100,094
AmeriCredit Automobile Receivables
Trust, Ser 2011-2, Cl D
4.000%, 05/08/17	2,000,000	2,095,182
Avis Budget Rental Car Funding AESOP,
Ser 2011-5A, Cl A
3.270%, 02/20/18 (A)	3,500,000	3,625,615
Chrysler Financial Auto Securitization
Trust, Ser 2010-A, Cl D
3.520%, 08/08/16	4,000,000	4,035,430
CPS Auto Trust, Ser 2010-A, Cl A
2.890%, 03/15/16 (A)	1,449,242	1,451,045
CPS Auto Trust, Ser 2011-A, Cl A
2.820%, 04/16/18 (A)	1,824,440	1,820,620
CPS Auto Trust, Ser 2011-B, Cl A
3.680%, 09/17/18 (A)	1,546,048	1,543,595
DT Auto Owner Trust, Ser 2010-1A, Cl D
5.920%, 09/15/16 (A)	500,000	508,940
DT Auto Owner Trust, Ser 2011-2A, Cl D
4.360%, 12/15/16 (A)	3,500,000	3,519,141
Ford Credit Auto Owner Trust,
Ser 2010-B, Cl C
2.770%, 05/15/16	500,000	515,428
Ford Credit Floorplan Master Owner
Trust, Ser 2012-1, Cl D
2.340%, 01/15/16 (B)	2,000,000	1,999,999
Hertz Vehicle Financing,
Ser 2010-1A, Cl A1
2.600%, 02/25/15 (A)	500,000	508,669
Rental Car Finance, Ser 2011-1A, Cl B1
4.380%, 02/25/16 (A)	3,000,000	3,126,331
Santander Drive Auto Receivables Trust,
Ser 2010-3, Cl C
3.060%, 11/15/17	5,000,000	5,066,848
Santander Drive Auto Receivables Trust,
Ser 2011-S1A, Cl C
1.890%, 05/15/17 (A)	1,273,062	1,267,933
Volkswagen Auto Loan Enhanced Trust,
Ser 2011-1, Cl A2
0.670%, 12/20/13	135,493	135,586

		39,631,857

Credit Cards — 4.0%
Charming Shoppes Master Trust,
Ser 2007-1A, Cl B1
2.240%, 09/15/17 (A) (B)	5,000,000	5,005,371
Charming Shoppes Master Trust,
Ser 2007-1A, Cl A1
1.490%, 09/15/17 (A) (B)	2,187,500	2,189,128
World Financial Network Credit Card
Master Trust II, Ser 2010-1A, Cl A
4.160%, 09/15/17 (A)	437,500	440,094

Description	Face Amount	Value

World Financial Network Credit Card
Master Trust, Ser 2006-A, Cl B
0.590%, 02/15/17 (A) (B)	$750,000	$740,615
World Financial Network Credit Card
Master Trust, Ser 2010-A, Cl B
6.750%, 04/15/19	1,000,000	1,110,968

		9,486,176

Other Asset-Backed Securities — 8.9%
CLI Funding, Ser 2011-2A, Cl Note
4.940%, 10/18/26 (A)	1,425,091	1,441,410
CNH Wholesale Master Note Trust,
Ser 2011-1A, Cl B
1.890%, 12/15/15 (A) (B)	1,000,000	999,682
DSC Floorplan Master Owner Trust,
Ser 2011-1, Cl A
3.910%, 03/15/16 (A)	3,500,000	3,549,708
Marriott Vacation Club Owner Trust,
Ser 2009-2A, Cl A
4.809%, 07/20/31 (A)	1,396,744	1,460,912
National Collegiate Student Loan Trust,
Ser 2004-2, Cl A3
0.449%, 04/26/27 (B)	3,550,819	3,455,442
Sierra Receivables Funding,
Ser 2007-2A, Cl A2
1.242%, 09/20/19 (A) (B)	577,401	569,886
Sierra Receivables Funding,
Ser 2010-1A, Cl A1
4.480%, 07/20/26 (A)	1,582,521	1,625,883
Sierra Receivables Funding,
Ser 2012-1A, Cl B
3.580%, 11/20/28 (A)	960,508	964,658
SLM Student Loan Trust, Ser 2012-A
1.640%, 08/15/25 (A) (B)	2,319,277	2,324,224
TAL Advantage, Ser 2011-2A, Cl A
4.310%, 05/20/26 (A)	2,725,000	2,735,900
Textainer Marine Containers,
Ser 2011-1A, Cl A
4.700%, 06/15/26 (A)	1,833,333	1,870,000

		20,997,705

Total Asset-Backed Securities (Cost $68,786,822)		70,115,738

MORTGAGE-BACKED SECURITIES — 29.1%

Agency Mortgage-Backed Obligations — 21.0%
FHLMC REMIC, Ser 2010-3747, Cl UF
0.720%, 10/15/40 (B)	8,835,011	8,827,566
FNMA REMIC, Ser 2011-84, Cl F
0.589%, 01/25/40 (B)	9,474,920	9,456,469
GNMA REMIC, Ser 2011-125, Cl BG
2.250%, 12/20/30	4,652,303	4,729,708
GNMA, Ser 2009-108, Cl WG
4.000%, 09/20/38	5,574,788	5,970,748
GNMA, Ser 2009-116, Cl VB
5.000%, 12/20/39	748,323	753,444
GNMA, Ser 2009-70, Cl PD
5.000%, 05/20/38	7,912,557	8,580,576
GNMA, Ser 2010-80, Cl F
0.640%, 04/20/40 (B)	2,360,921	2,361,602

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

Description	Face Amount	Value

GNMA, Ser 2011-50, Cl DK
2.500%, 02/20/40	$8,630,519	$8,922,549

		49,602,662

Non-Agency Mortgage-Backed Obligations — 8.1%
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6,Cl A4
5.356%, 10/10/45	3,000,000	3,307,149
GE Business Loan Trust, Ser 2003-1
0.670%, 04/15/31 (A) (B)	4,109,511	3,851,141
Holmes Master Issuer, Ser 2012-1A, Cl A2
2.117%, 10/15/54 (A) (B)	3,000,000	3,024,255
LB-UBS Commercial Mortgage Trust, Ser 2006-C7, Cl A3
5.347%, 11/15/38	3,000,000	3,378,864
Morgan Stanley Capital I, Ser 2003-IQ4, Cl C
4.270%, 05/15/40	2,000,000	1,961,216
Morgan Stanley Capital I Ser 2007-T27, Cl A4 ,
5.817%, 06/11/42 (B)	3,000,000	3,476,667

		18,999,292

Total Mortgage-Backed Securities (Cost $67,425,226)		68,601,954

CORPORATE OBLIGATIONS — 25.8%

Consumer Discretionary — 1.4%
Macy’s Retail Holdings
5.900%, 12/01/16	3,000,000	3,444,009

Consumer Staples — 1.9%
Clorox
5.950%, 10/15/17	3,000,000	3,497,454
CVS Caremark
4.875%, 09/15/14	1,000,000	1,095,039

		4,592,493

Energy — 3.7%
BP AMI Leasing (A)
5.523%, 05/08/19	3,000,000	3,454,032
KFW (C)
1.000%, 01/12/15	2,000,000	2,016,112
Noble Holding International
3.450%, 08/01/15	3,000,000	3,172,983

		8,643,127

Financials — 13.7%
ABN Amro Bank MTN (A) (B)
2.236%, 01/30/14	3,000,000	2,998,467
Citigroup (B)
0.600%, 03/07/14	10,000,000	9,661,370
Hartford Financial Services Group
4.000%, 03/30/15	5,000,000	5,186,510
HSBC Finance (B)
0.917%, 06/01/16	3,000,000	2,759,061
Morgan Stanley (B) (C)
2.066%, 01/24/14	10,000,000	9,675,460
UBS MTN
2.250%, 08/12/13	2,000,000	2,012,228

		32,293,096

Description	Face Amount	Value

Health Care — 1.4%
Express Scripts Holding
6.250%, 06/15/14	$3,000,000	$3,298,248

Industrials — 1.5%
Ingersoll-Rand Global Holding (C)
9.500%, 04/15/14	3,000,000	3,448,029

Information Technology — 2.2%
Applied Materials
2.650%, 06/15/16	3,000,000	3,144,438
Fiserv
3.125%, 10/01/15	2,000,000	2,071,266

		5,215,704

Total Corporate Obligations (Cost $59,400,606)		60,934,706

U.S. TREASURY OBLIGATIONS — 8.6%
U.S. Treasury Notes
2.000%, 04/30/16	5,000,000	5,275,800
1.000%, 03/31/17	2,500,000	2,525,000
0.875%, 01/31/17 (C)	2,500,000	2,513,280
0.375%, 04/15/15 (C)	2,500,000	2,499,805
0.250%, 01/31/14 to 03/31/14 (C)	7,500,000	7,499,707

Total U.S. Treasury Obligations (Cost $20,289,189)		20,313,592

MUNICIPAL BONDS — 5.7%
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB (B)
Callable 05/15/12 @ 100
1.020%, 10/15/12	2,000,000	1,999,500
New York, Institute of Technology, Ser A, RB
4.799%, 03/01/14	3,400,000	3,525,086
North Carolina, Eastern Municipal Power Agency, Ser C, RB
4.430%, 01/01/14	1,500,000	1,548,015
Oklahoma County, Finance Authority, Build America Bonds, RB
5.350%, 09/01/15	750,000	833,805
San Antonio, Convention Hotel Finance, Ser B, RB, AMBAC
4.800%, 07/15/13	1,215,000	1,241,694
South Texas Higher Education Authority Ser 2012-1, Cl A1 (B)
0.968%, 10/01/20	1,939,044	1,921,748
Will County, Community Unit School District No. 365 Valley View, Ser B, GO
4.750%, 11/01/15	2,000,000	2,239,340

Total Municipal Bonds (Cost $12,788,615)		13,309,188

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

Description	Shares/Face Amount	Value

CASH EQUIVALENTS* — 4.6%
AIM STIT-Government & Agency Portfolio, 0.020%	2,132,911	$2,132,911
FFI Select Institutional Fund, 0.139% (D)	140,643	140,643
Fidelity Institutional Prime Money Market Fund, 0.204% (D)	2,757,873	2,757,873
Goldman Sachs Financial Square Money Market Fund, 0.179% (D)	2,630,254	2,630,254
Invesco AIM Liquid Asset Money Fund, 0.170% (D)	679,623	679,623
JPMorgan Prime Money Market Fund, 0.209% (D)	2,597,757	2,597,757

Total Cash Equivalents (Cost $10,939,061)		10,939,061

REPURCHASE AGREEMENTS (D)(E) — 6.4%
BNP Paribas
0.260%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $1,986,440 (collateralized by various corporate obligations, ranging in par value $110,981-$521,635, 0.840%-6.375%, 05/15/12-11/15/67; with total market value $2,085,747)	$1,986,425	1,986,425
HSBC Securities
0.310%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $6,058,649 (collateralized by various corporate obligations, ranging in par value $993-$4,966,063, 2.150%-7.875%, 11/15/12-09/15/41; with total market value $6,361,949)	6,058,597	6,058,597
Mizuho
0.210%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $6,952,529 (collateralized by various corporate obligations, ranging in par value $367,340-$7,449,095, 5.578%-6.501%, 04/15/36-08/25/41; with total market value $7,091,538)	6,952,489	6,952,489

Total Repurchase Agreements (Cost $14,997,511)		14,997,511

Total Investments — 109.9% (Cost $254,627,030)†		$259,211,750

Percentages are based on Net Assets of $235,815,450.

*	Rate shown is the 7- day effective yield as of April 30, 2012.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2012.
(C)	This security or a partial position of this security is on loan at April 30, 2012. The total value of securities on loan at April 30, 2012 was $23,345,555.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2012 was $23,803,661.
(E)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending.

AESOP — Auto Employee Stock Ownership Plan

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

Amounts designated as “—” are $0 or have been rounded to $0.

†	At April 30, 2012, the tax basis of the Fund’s investments was $254,627,030, and the unrealized appreciation and depreciation were $4,996,378 and $(411,658), respectively.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$70,115,738	$—	$70,115,738
Mortgage-Backed Securities	—	68,601,954	—	68,601,954
Corporate Obligations	—	60,934,706	—	60,934,706
U.S. Treasury Obligations	20,313,592	—	—	20,313,592
Municipal Bonds	—	13,309,188	—	13,309,188
Cash Equivalents	10,939,061	—	—	10,939,061
Repurchase Agreements	—	14,997,511	—	14,997,511

Total Investments in Securities	$31,252,653	$227,959,097	$—	$259,211,750

During the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-0900

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

Description	Face Amount	Value

MORTGAGE-BACKED SECURITIES — 38.7%

Agency Mortgage-Backed Obligations — 22.3%
FHLMC
6.000%, 05/01/26 to 11/01/47	$2,751,472	$3,039,714
5.500%, 12/01/37	1,370,472	1,507,573
5.000%, 04/01/21 to 04/01/24	4,530,594	4,928,342
2.568%, 08/01/37 (A)	1,535,816	1,631,827
FHLMC REMIC, Ser 2010-3695, IO
4.500%, 05/15/30	7,637,952	802,080
FHLMC REMIC, Ser 2010-3747, Cl HX
4.500%, 11/15/39	10,000,000	11,117,790
FHLMC REMIC, Ser 2011-3834, IO
4.000%, 02/15/29	16,129,890	1,445,220
FHLMC REMIC, Ser 2011-3875, Cl GK
2.250%, 06/15/26	6,206,805	6,340,744
FHLMC REMIC, Ser 2011-3898, Cl FC
0.750%, 11/15/36 (A)	8,745,196	8,756,559
FHLMC, Ser 2011-K15, Cl B
4.933%, 08/25/44 (A) (B)	4,000,000	4,111,056
FNMA
5.500%, 07/01/36 to 12/01/47	3,083,601	3,353,071
5.000%, 04/01/19 to 05/01/35	6,663,847	7,246,776
4.500%, 02/01/39 to 08/01/41	32,213,723	34,843,191
3.500%, 10/01/40 to 11/01/40	4,341,629	4,513,174
2.449%, 01/01/38 (A)	13,007,857	13,833,788
2.372%, 07/01/37 (A)	9,739,538	10,345,914
FNMA REMIC, Ser 2005-66, Cl FD
0.539%, 07/25/35 (A)	3,325,450	3,318,949
FNMA REMIC, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	21,383,022	2,311,875
FNMA REMIC, Ser 2011-121, Cl JP
4.500%, 12/25/41	4,905,722	5,339,459
FNMA REMIC, Ser 2012-13, Cl JP
4.500%, 02/25/42	4,900,635	5,295,256
FNMA STRIPS, Ser 2009-397, Cl 2, IO
5.000%, 09/25/39	12,677,114	1,912,886
FNMA STRIPS, Ser 2009-400, Cl 2, IO
4.500%, 11/25/39	16,322,390	2,419,048
FNMA STRIPS, Ser 2010-404, Cl 2, IO
4.500%, 05/25/40	17,145,560	2,653,669
FNMA STRIPS, Ser 2010-405, Cl 2, IO
4.000%, 10/25/40	18,349,774	2,536,502
FNMA STRIPS, Ser 2011-407, IO
4.000%, 03/25/41	24,519,135	3,481,964
GNMA
4.500%, 06/15/39	3,106,224	3,401,103
GNMA REMIC, Ser 2009-108, Cl WG
4.000%, 09/20/38	4,099,109	4,390,256
GNMA, Ser 2008-68, Cl DC
5.000%, 01/20/29	525,934	541,442
GNMA, Ser 2009-116, Cl VB
5.000%, 12/20/39	748,323	753,444
GNMA, Ser 2012-10, Cl LD
3.000%, 07/20/40	9,845,911	10,389,326

		166,561,998

Non-Agency Mortgage-Backed Obligations — 16.4%
A10 Securitization, Ser 2012-1, Cl C
7.870%, 04/15/24 (B)	1,500,000	1,500,000
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6, Cl AJ
5.421%, 10/10/45	5,000,000	3,498,050

Description	Face Amount	Value

Banc of America Merrill Lynch Commercial Mortgage, Ser 2008-1, Cl B
6.243%, 02/10/51 (A) (B)	$500,000	$328,059
Banc of America Merrill Lynch Commercial Mortgage, Ser 2008-1, Cl AJ
6.243%, 02/10/51 (A)	5,000,000	4,162,985
Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl AJ
5.474%, 12/11/40 (A)	3,000,000	2,417,718
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW14, Cl AM
5.243%, 12/11/38	3,000,000	3,110,916
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW14, Cl A3
5.209%, 12/11/38	2,000,000	2,030,314
Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl AM
5.541%, 04/12/38 (A)	1,000,000	1,069,357
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl AM
5.905%, 06/11/40 (A)	2,000,000	2,046,760
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl AM
5.897%, 06/11/50 (A)	2,000,000	2,079,236
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl J
5.897%, 06/11/50 (A) (B)	1,000,000	22,125
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl AJ
5.897%, 06/11/50 (A)	3,000,000	2,400,105
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.489%, 02/25/37 (A)	1,000,000	20,617
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl AJ
5.726%, 03/15/49 (A)	1,500,000	1,324,694
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl C
5.726%, 03/15/49 (A)	1,200,000	659,513
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl AJ
5.225%, 07/15/44 (A)	5,000,000	4,814,420
Commercial Mortgage Pass Through Certificates, Ser 2010-C1, Cl C
5.798%, 07/10/46 (A) (B)	1,750,000	1,892,571
Credit Suisse First Boston Mortgage Securities, Ser 2001-CF2, Cl G
6.930%, 02/15/34 (B)	865,000	852,605
Credit Suisse First Boston Mortgage Securities, Ser 2005-C4, Cl AJ
5.190%, 08/15/38 (A)	2,000,000	1,979,106
Credit Suisse First Boston Mortgage Securities, Ser 2005-C6, Cl AJ
5.230%, 12/15/40 (A)	1,500,000	1,467,035
Credit Suisse Mortgage Capital Certificates, Ser 2006-C1, Cl A3
5.419%, 02/15/39 (A)	561,800	598,744
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl C
5.557%, 11/10/46 (A) (B)	1,000,000	1,027,377

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

Description	Face Amount	Value

Entertainment Properties Trust, Ser 2003-EPR, Cl B
5.734%, 02/15/18 (B)	$3,700,000	$3,762,293
GE Business Loan Trust, Ser 2007-1A, Cl D
1.240%, 04/16/35 (A) (B)	8,506,376	5,534,681
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl J
5.770%, 03/10/39 (A) (B)	1,000,000	1,800
JP Morgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AJ
5.480%, 05/15/45 (A)	5,000,000	4,573,225
JP Morgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AM
6.253%, 02/15/51 (A)	3,000,000	2,969,322
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl E
5.044%, 01/15/42 (A)	3,000,000	2,571,627
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
6.256%, 02/15/51 (A) (B)	1,000,000	80,246
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl A3
5.420%, 01/15/49	2,850,000	3,175,430
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl AJ
5.205%, 04/15/30 (A)	3,750,000	3,822,769
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl C
5.350%, 11/15/40 (A)	1,100,000	997,263
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl D
6.440%, 07/15/40 (A)	650,000	285,373
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl B
1.758%, 06/12/50 (A)	250,000	24,834
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl A4
5.840%, 06/12/50 (A)	1,000,000	1,115,827
Merrill Lynch Mortgage Trust, Ser C1, Cl AM
5.840%, 06/12/50 (A)	2,000,000	1,748,124
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-7, Cl A4
5.737%, 06/12/50 (A)	2,250,000	2,432,527
Morgan Stanley Capital I, Ser 2006-IQ11, Cl AJ
5.735%, 10/15/42 (A)	3,000,000	2,876,697
Morgan Stanley Capital I, Ser 2006-IQ11, Cl A3
5.862%, 10/15/42 (A)	196,174	202,576
Morgan Stanley Capital I, Ser 2006-T23, Cl A3
5.810%, 08/12/41 (A)	1,600,000	1,598,542
Morgan Stanley Capital I, Ser 2007-IQ15, Cl AM
5.882%, 06/11/49 (A)	10,000,000	9,665,390
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/49 (A)	5,000,000	3,701,580

Description	Face Amount	Value

Morgan Stanley Capital I, Ser 2007-T25, Cl B
5.614%, 11/12/49 (A) (B)	$1,750,000	$1,000,028
Morgan Stanley Capital I, Ser 2007-T27, Cl B
5.640%, 06/11/42 (A) (B)	500,000	368,250
Morgan Stanley Capital I, Ser 2007-T27, Cl AJ
5.640%, 06/11/42 (A)	8,000,000	7,043,824
Morgan Stanley Capital I, Ser 2008-T29, Cl A4
6.279%, 01/11/43	3,500,000	4,149,701
Morgan Stanley Capital I, Ser 2011-C1, Cl C
5.255%, 09/15/47 (A) (B)	2,000,000	1,979,120
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/35	200,000	203,668
Morgan Stanley Reremic Trust, Ser 2009-GG10, Cl A4A
5.787%, 08/12/45 (A) (B)	5,000,000	5,643,400
Morgan Stanley Reremic Trust, Ser 2011-KEYA, Cl 1B
7.000%, 12/19/40 (A) (B)	8,000,000	7,798,000
Velocity Commercial Capital Loan Trust, Ser 2011-1, Cl NOTE
4.239%, 08/25/40 (A) (B)	4,429,613	3,776,245
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl J
5.865%, 12/15/43 (A) (B)	1,414,000	51,168
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-3, Cl A3
5.750%, 03/25/36	149,456	143,943

		122,599,780

Total Mortgage-Backed Securities (Cost $297,156,223)		289,161,778

CORPORATE OBLIGATIONS — 30.2%

Consumer Discretionary — 3.4%
AutoZone
7.125%, 08/01/18	4,000,000	4,981,724
Darden Restaurants
6.200%, 10/15/17	2,000,000	2,272,046
Lorillard Tobacco
8.125%, 06/23/19	5,000,000	6,229,005
New Albertsons
7.450%, 08/01/29	1,022,000	776,720
O’Reilly Automotive (C)
4.875%, 01/14/21	5,000,000	5,417,160
Wynn Las Vegas (C)
7.750%, 08/15/20	5,000,000	5,525,000

		25,201,655

Consumer Staples — 1.1%
Kroger
3.400%, 04/15/22	2,000,000	2,000,816
Reynolds Group Issuer (B)(C)
7.750%, 10/15/16	2,500,000	2,643,750
Smithfield Foods
7.750%, 07/01/17	3,000,000	3,367,500

		8,012,066

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

Description	Face Amount	Value

Energy — 3.2%
Anadarko Petroleum
8.700%, 03/15/19	$5,000,000	$6,651,970
Nisource Finance
4.450%, 12/01/21	3,000,000	3,170,082
Suncor Energy
6.100%, 06/01/18	3,000,000	3,599,589
Valero Energy
9.375%, 03/15/19	3,000,000	3,967,041
Williams
7.875%, 09/01/21	5,000,000	6,354,560

		23,743,242

Financials — 14.4%
Aflac (C)
8.500%, 05/15/19	5,000,000	6,607,090
Associates Corp. of North America (C)
6.950%, 11/01/18	5,000,000	5,658,910
Bank of America MTN (C) (D)
5.875%, 01/05/21	5,000,000	5,230,995
5.250%, 03/12/25	5,000,000	4,955,950
Barclays Bank MTN (A)
4.871%, 01/14/21	5,000,000	5,010,350
BioMed Realty‡
6.125%, 04/15/20	2,000,000	2,264,384
E*TRADE Financial
7.875%, 12/01/15	3,000,000	3,063,750
6.750%, 06/01/16	2,640,000	2,699,400
Farmers Exchange Capital (B)
7.050%, 07/15/28	5,000,000	5,534,450
Ford Motor Credit (C)
5.875%, 08/02/21	4,960,000	5,605,236
Genworth Financial (C)
7.625%, 09/24/21	5,000,000	4,936,990
Goldman Sachs Group (C)
5.250%, 07/27/21	5,000,000	5,059,785
Irish Life & Permanent (B)
3.600%, 01/14/13	5,000,000	4,794,115
Jefferies Group (C)
8.500%, 07/15/19	13,000,000	14,365,000
JPMorgan Chase Bank
6.000%, 07/05/17	3,000,000	3,418,662
Lloyds TSB Bank
6.375%, 01/21/21	2,000,000	2,162,106
Morgan Stanley, Ser G MTN (A)
3.006%, 05/14/13	5,000,000	5,008,965
Morgan Stanley MTN (C) (D)
5.000%, 06/11/25	5,000,000	4,956,446
PHH (C)
9.250%, 03/01/16	3,000,000	3,060,000
ProLogis‡
5.750%, 04/01/16	2,000,000	2,188,262
Regions Financial (C)
5.750%, 06/15/15	7,000,000	7,385,000
Santander Issuances (A)
6.500%, 08/11/19	4,000,000	3,760,384

		107,726,230

Industrials — 1.9%
Aristotle Holding (B)
4.750%, 11/15/21	3,150,000	3,446,752
Level 3 Financing (C)
8.750%, 02/15/17	5,000,000	5,200,000

Description	Face Amount	Value

News America (C)
4.500%, 02/15/21	$2,500,000	$2,700,285
SABMiller Holdings (B)
3.750%, 01/15/22	3,000,000	3,120,033

		14,467,070

Information Technology — 1.0%
Corning
6.625%, 05/15/19	4,000,000	4,852,460
Jabil Circuit (C)
8.250%, 03/15/18	2,000,000	2,330,000

		7,182,460

Materials — 1.5%
Cliffs Natural Resources
5.900%, 03/15/20	5,000,000	5,587,215
MeadWestvaco
7.375%, 09/01/19	5,000,000	5,979,810

		11,567,025

Telecommunication Services — 3.0%
Crown Castle Towers (B)
6.113%, 01/15/20	2,500,000	2,854,930
GTE (C)
6.840%, 04/15/18	2,000,000	2,467,002
GTP Acquisition Partners I (B)
7.628%, 06/15/16	2,500,000	2,417,720
Qwest
7.500%, 06/15/23	4,640,000	4,680,600
WCP Wireless Site Funding (B)
6.829%, 11/15/15	10,000,000	10,444,210

		22,864,462

Utilities — 0.7%
Sabine Pass
7.250%, 11/30/13	5,150,000	5,394,625

Total Corporate Obligations (Cost $210,736,421)		226,158,835

ASSET-BACKED SECURITIES — 10.9%

Automotive — 5.9%
American Credit Acceptance Receivables Trust, Ser 2012-1, Cl D
7.230%, 11/15/18 (B)	2,000,000	2,000,152
AmeriCredit Automobile Receivables Trust, Ser 2010-2, Cl E
8.660%, 10/10/17 (B)	3,300,000	3,607,916
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl E
6.400%, 04/09/18 (B)	4,500,000	4,652,912
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl E
6.230%, 07/09/18	3,750,000	3,940,310
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl E
6.530%, 01/08/19 (B)	1,440,000	1,444,859
AmeriCredit Automobile Receivables Trust, Ser 2011-5, Cl E
6.760%, 03/08/19	2,000,000	2,013,179
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl E
5.940%, 07/08/19 (B)	2,000,000	1,996,245

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

Description	Face Amount	Value

Avis Budget Rental Car Funding AESOP, Ser 2010-5A, Cl C
5.940%, 03/20/17 (B)	$3,000,000	$3,099,344
Bush Truck Leasing, Ser 2011-AA, Cl C
5.000%, 09/25/18 (B)	2,336,843	2,330,670
CPS Auto Trust, Ser 2007-B, Cl A4
5.600%, 01/15/14 (B)	16,567	16,591
CPS Auto Trust, Ser 2011-A, Cl D
10.000%, 04/16/18 (B)	950,000	936,598
CPS Auto Trust, Ser 2012-A, Cl D
8.590%, 06/17/19 (B)	2,099,997	2,099,846
DT Auto Owner Trust, Ser 2009-1, Cl C
10.750%, 10/15/15 (B)	794,788	815,988
DT Auto Owner Trust, Ser 2010-1A, Cl D
5.920%, 09/15/16 (B)	8,000,000	8,143,034
DT Auto Owner Trust, Ser 2011-3A, Cl D
5.830%, 03/15/18 (B)	2,000,000	2,002,542
DT Auto Owner Trust, Ser 2012-1A, Cl D
4.940%, 07/16/18 (B)	1,000,000	1,004,218
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl D
4.010%, 02/15/17	4,000,000	4,026,016

		44,130,420

Credit Cards — 0.5%
World Financial Network Credit Card Master Trust II, Ser 2010-1A, Cl C
7.000%, 09/15/17 (B)	3,850,000	3,950,786

Other Asset-Backed Securities — 4.5%
321 Henderson Receivables I, Ser 2010-2A, Cl B
7.450%, 01/15/50 (B)	5,400,000	5,746,867
321 Henderson Receivables I, Ser 2012-1A, Cl B
7.140%, 02/15/67 (B)	1,000,000	1,023,548
AH Mortgage Advance Trust, Ser SART-1, Cl C1
5.920%, 05/10/43 (B)	1,000,000	1,001,250
Marriott Vacation Club Owner Trust, Ser 2006-1A, Cl C
6.125%, 04/20/28 (B)	59,682	60,456
Marriott Vacation Club Owner Trust, Ser 2006-2A, Cl D
6.010%, 10/20/28 (B)	43,437	43,632
National Collegiate Student Loan Trust, Ser 2005-1, Cl A4
0.479%, 11/27/28 (A)	5,000,000	3,786,978
Sierra Receivables Funding, Ser 2007-2A, Cl A2
1.242%, 09/20/19 (A) (B)	3,079,474	3,039,393
Sierra Receivables Funding, Ser 2010-2A, Cl B
5.310%, 11/20/25 (B)	1,505,832	1,548,133
Sierra Receivables Funding, Ser 2011-1A, Cl C
6.190%, 04/20/26 (B)	4,691,310	4,767,783
Sierra Receivables Funding, Ser 2011-2A, Cl C
8.350%, 05/20/28 (B)	3,179,632	3,179,446

Description	Face Amount	Value
Sierra Receivables Funding, Ser 2011-3A, Cl C
9.310%, 07/20/28 (B)	$1,657,267	$1,656,976
Silverleaf Finance, Ser 2010-A, Cl C
10.000%, 07/15/22 (B)	1,559,068	1,568,087
Silverleaf Finance, Ser 2010-B, Cl B
8.475%, 05/16/22 (B)	2,560,828	2,558,328
Trip Rail Master Funding, Ser 2011-1A, Cl A2
6.024%, 07/15/41 (B)	3,000,000	3,172,443

		33,153,320

Total Asset-Backed Securities (Cost $79,557,033)		81,234,526

U.S. TREASURY OBLIGATIONS — 7.5%
U.S. Treasury Inflationary Protection Security
1.125%, 01/15/21	5,000,000	5,967,936
U.S. Treasury Notes
2.000%, 02/15/22 (C)	5,000,000	5,037,500
1.375%, 12/31/18 (C)	25,000,000	25,240,225
1.250%, 01/31/19 (C)	20,000,000	19,993,760

Total U.S. Treasury Obligations (Cost $54,875,712)		56,239,421

MUNICIPAL BONDS — 6.3%
California State, Build America Bonds,GO
Callable 03/01/20 @ 100
7.950%, 03/01/36	3,000,000	3,530,100
Dallas-Fort Worth, International Airport Facilities Improvement, Ser 2001-B-1, RB
7.000%, 01/01/16	5,000,000	5,246,850
Detroit, Capital Improvement, Ser A-1, GO, AMBAC
Callable 10/01/15 @ 100
5.150%, 04/01/25	5,000,000	3,209,950
Hidalgo County, Build America Bonds, GO
Callable 08/15/19 @ 100
6.006%, 08/15/29	500,000	560,620
Illinois State, Build America Bonds, GO
7.350%, 07/01/35	3,000,000	3,426,420
Jefferson County, Ser A, GO
Callable 06/04/12 @ 100
7.700%, 05/15/16	1,075,000	1,078,064
Maricopa County, Unified School District No. 69, School Improvement Project, GO
Callable 07/01/21 @ 100
6.000%, 07/01/26	1,000,000	1,183,110
North Texas, Tollway Authority, Build America Bonds, RB
Callable 02/01/20 @ 100
8.910%, 02/01/30	3,000,000	3,417,300
Ohio State, Development Assistance, RB
5.311%, 04/01/19	5,000,000	5,714,600

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

Description	Face Amount	Value

Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB
Callable 05/15/20 @ 100
8.000%, 05/15/29	$5,000,000	$5,393,550
San Antonio, Airport System, Ser B, RB, AGM
4.861%, 07/01/18	2,000,000	2,210,620
San Juan, Higher Education Finance Authority, RB
Callable 08/15/20 @ 100
8.250%, 08/15/29	4,400,000	4,617,800
Texas State, Public Finance Authority Charter School, Charter Education New Frontiers, Ser Q, RB
Callable 08/15/20 @ 100
8.750%, 08/15/27	1,750,000	1,913,817
Texas State, Public Finance Authority Charter School, RB
8.125%, 02/15/27	1,900,000	2,067,770
University of Texas, Build America Bonds, Ser D, RB
5.134%, 08/15/42	3,000,000	3,591,690

Total Municipal Bonds (Cost $43,528,306)		47,162,261

COLLATERALIZED LOAN OBLIGATIONS — 2.9%
AMMC, Ser 2012-10A, Cl D
4.988%, 04/11/22 (A)(B)	4,000,000	3,600,000
Babson CLO, Ser 2005-3A, Cl E
5.013%, 11/10/19 (A)(B)	1,676,675	1,307,807
Babson CLO, Ser 2012-1A, Cl C
4.474%, 04/15/22 (A)(B)	3,000,000	2,614,860
Race Point CLO, Ser 2012-6A, Cl D
0.000%, 05/24/23 (A)(B)	2,000,000	1,872,566
Symphony CLO, Ser 2011-7A, Cl E
4.066%, 07/28/21 (A)(B)	4,000,000	3,129,776
Symphony CLO, Ser 2011-7A, Cl D
3.666%, 07/28/21 (A)(B)	5,000,000	4,605,275
Symphony CLO, Ser 2011-7A, Cl B
2.453%, 07/28/21 (A) (B)	5,000,000	4,750,300

Total Collateralized Loan Obligations (Cost $22,144,097)		21,880,584

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.3%
Farmer Mac
5.100%, 03/10/25	3,000,000	3,519,177
FHLB
0.000%, 05/04/12	250,000	249,997
HUD
6.980%, 08/01/14	20,000	20,136
Tennessee Valley Authority
3.875%, 02/15/21	5,000,000	5,706,195

Total U.S. Government Agency Obligations (Cost $8,230,489)		9,495,505

Description	Face Amount/ Shares	Value
COMMERCIAL PAPER — 0.4%
Barton Capital
0.269%, 05/07/08 (B)	$250,000	$249,993
Charta
0.301%, 05/23/12 (B)	250,000	249,964
Ford Motor Credit
0.700%, 05/03/12	2,000,000	1,999,728
Liberty Street Funding
0.150%, 05/17/12 (B)	250,000	249,975
White Point Funding
0.000%, 05/30/12 (B)	250,000	249,933

Total Commercial Paper (Cost $2,999,782)		2,999,593

CASH EQUIVALENTS* — 4.0%
AIM STIT-Government & Agency Portfolio, 0.020%	491,956	491,956
FFI Select Institutional Fund, 0.139% (E)	468,546	468,546
Fidelity Institutional Prime Money Market Fund, 0.204% (E)	9,187,760	9,187,760
Goldman Sachs Financial Square Money Market Fund, 0.179% (E)	8,762,603	8,762,603
Invesco AIM Liquid Asset Money Fund, 0.170% (E)	2,264,143	2,264,143
JPMorgan Prime Money Market Fund, 0.209% (E)	8,654,342	8,654,342

Total Cash Equivalents (Cost $29,829,350)		29,829,350

REPURCHASE AGREEMENTS — 8.3%
BNP Paribas (E)(F)
0.260%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $6,617,757 (collateralized by various corporate obligations, ranging in par value $369,729-$1,737,810, 0.840%-6.375%, 05/15/12-11/15/67; with total market value $6,948,595)	6,617,709	6,617,709
HSBC Securities (E)(F)
0.310%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $20,184,187 (collateralized by various corporate obligations, ranging in par value $3,309-$16,544,273, 2.150%-7.875%, 11/15/12-09/15/41; with total market value $21,194,618)	20,184,014	20,184,014
Mizuho (E)(F)
0.210%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $23,162,118 (collateralized by various corporate obligations, ranging in par value $1,223,782-$24,816,410, 5.578%-6.501%, 04/15/36-08/25/41; with total market value $23,625,222)	23,161,983	23,161,983

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

Description	Face Amount	Value
Morgan Stanley
0.190%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $7,500,040 (collateralized by various U.S. government agency obligations, par value $5,447,532- $7,584,822, 2.291%-3.270%, 02/01/42- 11/01/35; with total market value $7,725,000)	$7,500,000	$7,500,000
Morgan Stanley
0.000%, dated 02/07/12, to be repurchased on 09/09/49, repurchase price $5,000,000 (collateralized by various collateralized mortgage obligations, ranging in par value $93,644-$39,692,000, 0.000%-9.300%, 04/04/13-07/25/37; with total market value $5,471,141)	5,000,000	5,000,000

Total Repurchase Agreements (Cost $62,463,706)		62,463,706

Total Investments — 110.5% (Cost $811,521,119)†		$826,625,559

Percentages are based on Net Assets of $748,100,450.

*	Rate shown is the 7-day effective yield as of April 30, 2012.
‡	Real Estate Investment Trust
(A)	Variable Rate Security -The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2012.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	This security or a partial position of this security is on loan at April 30, 2012. The total value of securities on loan at April 30, 2012 was $78,052,139.
(D)	Step Bonds -The rate reflected on the Schedule of Investments is the effective yield on April 30, 2012. The coupon on a step bond changes on a specified date.
(E)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2012 was $79,301,100.
(F)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending.

AESOP — Auto Employee Stock Ownership Plan

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

CLO — Collateralized Loan Obligation

Farmer Mac — Federal Agricultural Mortgage Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

HUD — Department of Housing and Urban Development

IO — Interest Only - face amount represents notional amount

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Security

†	At April 30, 2012, the tax basis of the Fund’s investments was $811,521,119, and the unrealized appreciation and depreciation were $36,169,888 and $(21,065,448), respectively.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$289,161,778	$—	$289,161,778
Corporate Obligations	—	226,158,835	—	226,158,835
Asset-Backed Securities	—	81,234,526	—	81,234,526
U.S. Treasury Obligations	56,239,421	—	—	56,239,421
Municipal Bonds	—	47,162,261	—	47,162,261
Collateralized Loan Obligation	—	21,880,584	—	21,880,584
U.S. Government Agency Obligations	—	9,495,505	—	9,495,505
Commercial Paper	—	2,999,593	—	2,999,593
Cash Equivalents	29,829,350	—	—	29,829,350
Repurchase Agreements	—	62,463,706	—	62,463,706

Total Investments in Securities	$86,068,771	$740,556,788	$—	$826,625,559

During the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-0900

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

Description	Face Amount	Value

MUNICIPAL BONDS — 96.0%
Alaska — 0.6%
Anchorage, Ser D, GO, NATL-RE
Callable 06/01/15 @ 100
5.000%, 06/01/18	$1,000,000	$1,126,130

California — 1.4%
California State, GO
Callable 04/01/19 @ 100
6.000%, 04/01/35	1,000,000	1,160,240
San Francisco City & County, Unified School District, Proposition A-Election 2003, Ser C, GO, NATL-RE
Callable 06/15/16 @ 100
4.000%, 06/15/18	1,500,000	1,661,820

		2,822,060

Colorado — 3.6%
Adams County, School District No. 14, GO, FSA
Callable 12/01/16 @ 100
5.125%, 12/01/31	1,000,000	1,123,910
Boulder Valley, School District No. Re-2 Boulder, Ser B, GO
4.000%, 12/01/18	2,000,000	2,333,880
Denver, City & County Board of Water Commission, Ser A, RB, AGM
Callable 06/01/13 @ 100
4.750%, 12/01/17	1,570,000	1,642,848
Highlands Ranch, Metropolitan District No. 2, GO, NATL-RE FGIC
Callable 06/15/15 @ 100
4.100%, 06/15/18	1,000,000	1,069,700
Pueblo County, School District No. 60, GO
3.000%, 12/15/13	1,000,000	1,043,010

		7,213,348

District of Columbia — 1.0%
District of Columbia, Ser A, GO, FGIC
Callable 06/01/17 @ 100
4.750%, 06/01/31	1,750,000	1,871,083

Florida — 3.6%
Florida State, Department of Education, Ser A, RB
Callable 07/01/20 @ 101
4.375%, 07/01/30	2,000,000	2,144,180
Florida State, Housing Finance, Homeowner Mortgage Special Program, Ser A, RB, GNMA, FNMA, FHLMC
Callable 01/01/20 @ 100
5.000%, 07/01/28	1,880,000	2,029,140
Florida State, Hurricane Catastrophe Fund, Ser A, RB
5.000%, 07/01/12	1,000,000	1,007,410
Orlando, Capital Improvement Project, Ser A, RB
3.000%, 04/01/18	1,750,000	1,884,575

		7,065,305

Description	Face Amount	Value
Georgia — 1.1%
De Kalb County, Special Transportation, Parks & Greenspace Project, GO
Callable 12/01/15 @ 100
5.000%, 12/01/18	$1,000,000	$1,097,620
Georgia State, Ser D, GO
Callable 12/01/13 @ 100
4.000%, 12/01/14	1,000,000	1,057,700

		2,155,320

Illinois — 2.1%
Chicago, O’Hare International
Airport, Ser B, RB
Callable 01/01/21 @ 100
5.500%, 01/01/31	1,000,000	1,148,270
Illinois State, Ser A, GO
3.000%, 01/01/18	2,000,000	2,004,100
Lake County, Community Unit School District No. 116-Round Lake, School Building Project, GO, XLCA
Callable 01/15/15 @ 100
5.250%, 01/15/24	1,000,000	1,048,610

		4,200,980

Indiana — 1.3%
Fairfield, School Building, RB, NATL-RE FGIC
Callable 01/15/14 @ 100
5.000%, 07/15/17	1,115,000	1,187,430
Franklin Township, School Building, RB, AMBAC
Callable 01/15/17 @ 100
5.000%, 01/15/29	1,300,000	1,391,338

		2,578,768

Iowa — 1.3%
Cedar Rapids, Ser A, GO
Callable 06/01/15 @ 100
4.000%, 06/01/19	1,200,000	1,287,264
Coralville, Urban Renewal Tax Increment, Ser C, TA
Callable 06/01/17 @ 100
5.000%, 06/01/18	1,125,000	1,250,944

		2,538,208

Louisiana — 0.6%
St. Tammany, Parishwide School District No. 12, GO, NATL-RE
Callable 03/01/15 @ 100
4.000%, 03/01/16	1,000,000	1,088,700

Maryland — 1.1%
Anne Arundel County, Water & Sewer Authority, Consolidated Water & Sewer Project, GO
Callable 04/01/18 @ 100
4.700%, 04/01/36	1,000,000	1,077,940
Maryland State, State Local Facilities, Ser A, GO
Callable 03/01/17 @ 100
4.000%, 03/01/23	1,000,000	1,091,100

		2,169,040

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

Description	Face Amount	Value
Massachusetts — 0.6%
Massachusetts State, Consolidated Loan, Ser A, GO (A) Pre-Refunded @ 100
5.000%, 08/01/14	$1,000,000	$1,100,780

Michigan — 2.1%
Howell, Public Schools, School Building & Site Project, GO
Callable 11/01/13 @ 100
5.000%, 05/01/17	1,000,000	1,061,650
Michigan State, Building Authority, Revenue Refunding Facilities Program, Ser I, RB, AGM
Callable 10/15/13 @ 100
5.250%, 10/15/15	2,000,000	2,127,740
Waterford, School District, GO, NATL-RE
4.000%, 05/01/12	1,000,000	1,000,000

		4,189,390

Mississippi — 0.6%
Mississippi State, Development Bank, Rankin County Public Improvement Project, RB, AMBAC
3.500%, 07/01/14	1,150,000	1,195,218

Nevada — 0.5%
Clark County, School District, Ser A, GO, AGM
Callable 06/15/14 @ 100
4.000%, 06/15/17	1,000,000	1,057,690

New Jersey — 0.3%
Atlantic County, State Aid County College, GO
3.375%, 01/15/15	565,000	602,211

New Mexico — 0.7%
Bernalillo County, Ser A, GO
Callable 08/01/17 @ 100
4.000%, 08/01/19	300,000	338,331
New Mexico State, Severance Tax, Ser A-1, RB
Callable 07/01/17 @ 100
2.750%, 07/01/20	1,000,000	1,044,600

		1,382,931

New York — 3.1%
New York City, Ser G, GO
5.000%, 08/01/13	1,000,000	1,057,690
New York City, Ser P, GO, NATL-RE
Callable 08/01/15 @ 100
5.000%, 08/01/18	1,000,000	1,124,290
New York State, Dormitory Authority, State Education Project, Ser D, RB
4.000%, 03/15/16	1,000,000	1,121,590
New York State, Thruway Authority, Ser H, RB, NATL-RE
4.000%, 01/01/18	1,000,000	1,112,190
Suffolk County, Public Improvement Project, Ser B, GO, NATL-RE
Callable 11/01/15 @ 100
4.375%, 11/01/18	1,400,000	1,512,182

		5,927,942

Description	Face Amount	Value
North Carolina — 0.5%
Mecklenburg County, Public Improvement Project, Ser A, GO (A)
Pre-Refunded @ 100
4.000%, 02/01/13	$1,000,000	$1,028,480

Ohio — 2.2%
Ohio State, Third Frontier Research and Development Project, GO
4.000%, 11/01/18	3,650,000	4,232,248

Oklahoma — 0.6%
Central Oklahoma, Transportation & Parking Authority, Parking System Project, RB, AMBAC (A)
Pre-Refunded @ 100
5.000%, 07/01/13	1,035,000	1,091,832

Oregon — 0.5%
Oregon State, Board of Higher Education Project, Ser B, GO
Callable 08/01/17 @ 100
4.500%, 08/01/32	1,000,000	1,061,770

Tennessee — 2.1%
Memphis, Ser A, GO
2.000%, 04/01/19	2,000,000	2,006,420
Montgomery County, GO, NATL-RE FGIC
Callable 05/01/14 @ 102
4.750%, 05/01/16	2,000,000	2,213,620

		4,220,040

Texas — 55.9%
Alamo, Community College District, Ser A, RB
3.000%, 11/01/19	2,000,000	2,161,720
Arlington, Special Tax Revenue, RB
Callable 02/15/19 @ 100
5.000%, 08/15/28	250,000	273,088
Austin, Hotel Occupancy Tax, RB, AGM
Callable 11/15/13 @ 100
5.000%, 11/15/15	1,505,000	1,586,661
Austin, Independent School District, GO
Callable 08/01/19 @ 100
4.125%, 08/01/21	1,000,000	1,118,280
Austin, Public Improvement Project, GO, NATL-RE FGIC (A)
Pre-Refunded @ 100
4.250%, 09/01/13	1,000,000	1,053,540
Austin, Public Improvement Project, Ser 2005, GO, NATL-RE
Callable 03/01/15 @ 100
5.000%, 09/01/16	500,000	562,945
Austin, Water & Wastewater System, Ser A, RB, AMBAC
5.000%, 11/15/19	1,000,000	1,238,790
Bastrop, Independent School District, School Building Project, GO
Callable 02/15/19 @ 100
5.000%, 02/15/34	1,000,000	1,098,060

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

Description	Face Amount	Value
Bastrop, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/17 @ 100
5.250%, 02/15/32	$500,000	$560,410
Beaumont, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/17 @ 100
5.000%, 02/15/33	500,000	543,765
Capital Area, Cultural Education Facilities Finance, Roman Catholic Diocese, RB
5.125%, 04/01/20	385,000	432,420
Carrollton, Farmers Branch Independent School District, GO, PSF-GTD
Callable 02/15/14 @ 100
5.000%, 02/15/17	1,000,000	1,078,300
Clifton, Higher Education Finance, Idea Public Schools Project, RB
4.800%, 08/15/21	500,000	531,135
College Station, GO (A)
Pre-Refunded @ 100
4.500%, 02/15/27	160,000	193,253
College Station, GO
Callable 02/15/18 @ 100
4.500%, 02/15/27	1,730,000	1,899,263
4.000%, 02/15/19	1,000,000	1,139,760
Conroe, Independent School District, GO, PSF-GTD
3.000%, 02/15/19	500,000	552,615
Corpus Christi, GO
4.000%, 03/01/19	1,010,000	1,162,651
Crawford, Education Facilities, Ser A, RB (B)(C)
Callable 05/03/12 @ 100
3.500%, 09/01/39	1,935,000	1,935,000
Dallas Area, Rapid Transit, RB, NATL-RE FGIC (A)
Pre-Refunded @ 100
5.000%, 12/01/12	1,000,000	1,027,880
Dallas, GO
Callable 02/15/18 @ 100
5.000%, 02/15/25	1,000,000	1,166,020
Dallas, Ser B, RB
5.000%, 11/01/19	1,295,000	1,559,141
Denton County, GO
3.000%, 04/15/18	985,000	1,085,923
Denton, Independent School District, GO
Callable 08/15/19 @ 100
5.000%, 08/15/27	1,000,000	1,116,070
Ector County, Hospital District, Ser A, RB
4.000%, 09/15/14	1,260,000	1,319,737
El Paso, GO
Callable 08/15/19 @ 100
5.500%, 08/15/34	1,000,000	1,162,430
Elkhart, Independent School District, School Building Project, GO
Callable 08/15/19 @ 100
4.625%, 08/15/30	665,000	737,957
Forney, Independent School District, School Building Project, GO, PSF-GTD
Callable 08/15/17 @ 100
5.000%, 08/15/38	1,000,000	1,085,800

Description	Face Amount	Value
Fort Bend County, Municipal Utility District No. 25, GO
Callable 10/01/16 @ 100
5.600%, 10/01/36	$1,000,000	$1,062,830
Franklin, Independent School District, GO, PSF-GTD
2.000%, 02/15/14	2,000,000	2,056,080
Frisco, GO
3.000%, 02/15/19	1,685,000	1,849,692
Frisco, Independent School District, School Building Project, Ser A, GO, PSF-GTD
Callable 08/15/17 @ 100
5.000%, 08/15/27	500,000	564,395
Galveston County, GO
3.000%, 02/01/19	600,000	650,292
Grand Prairie, Independent School District, School Building Project, Ser A, GO, PSF-GTD
Callable 02/15/17 @ 100
5.000%, 02/15/32	1,000,000	1,094,530
Greenville, Electric Utility System, RB
Callable 02/15/19 @ 100
5.000%, 02/15/20	1,000,000	1,159,120
Harris County, Cultural Education Facilities Finance, Methodist Hospital System, RB
4.000%, 06/01/14	500,000	533,440
Harris County, Cultural Education Facilities Finance, Texas Children’s Hospital Project, RB
Callable 10/01/19 @ 100
5.500%, 10/01/39	1,000,000	1,121,210
Houston, Ser A, GO
4.000%, 03/01/18	3,800,000	4,371,672
Hurst, Waterworks and Sewer System, GO
Callable 08/15/18 @ 100
5.000%, 08/15/36	1,000,000	1,079,800
Irving, Hotel Occupancy Project, GO
Callable 02/15/19 @ 100
5.000%, 08/15/39	1,000,000	1,114,740
Irving, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/17 @ 100
5.000%, 02/15/28	500,000	551,260
Klein, Independent School District, Schoolhouse Project, GO
Callable 08/01/19 @ 100
5.000%, 08/01/34	855,000	953,770
Love Field, Airport Modernization, Southwest Airlines Project, RB
Callable 11/01/20 @ 100
5.250%, 11/01/40	2,500,000	2,581,250
Lubbock, GO, NATL-RE
Callable 02/15/14 @ 100
5.000%, 02/15/16	1,000,000	1,074,580
Mauriceville, Municipal Utility District, GO, AGM
2.000%, 11/15/14	1,110,000	1,122,909

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

Description	Face Amount	Value
Mesquite, Independent School District No. 1, School Building Project, GO
Callable 08/15/19 @ 100
4.375%, 08/15/26	$560,000	$624,366
North Texas, Tollway Authority, RB
Callable 01/01/18 @ 100
5.750%, 01/01/33	1,000,000	1,087,810
North Texas, Tollway Authority, Ser C, RB
Callable 01/01/19 @ 100
5.250%, 01/01/20	1,250,000	1,462,188
Nueces County, GO, AMBAC (A)
Pre- Refunded @ 100
5.000%, 02/15/15	1,000,000	1,082,960
Pharr/San Juan/Alamo, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/01/18 @ 100
5.000%, 02/01/33	1,000,000	1,099,230
Plano, Refunding & Improvement Project, GO
Callable 09/01/15 @ 100
4.100%, 09/01/19	1,000,000	1,092,600
Pleasant Grove, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/17 @ 100
5.250%, 02/15/32	1,000,000	1,137,240
Port Arthur, Independent School District, School Building Project, GO
Callable 02/15/19 @ 100
4.750%, 02/15/39	1,000,000	1,059,350
Red River, Educational Finance Authority, Hockaday School Project, RB
Callable 05/15/15 @ 100
4.000%, 05/15/16	1,000,000	1,087,220
Rockwall, Independent School District, School Building Project, GO, PSF-GTD (C)
Callable 06/01/12 @ 100
0.280%, 08/01/37	2,000,000	2,000,000
Round Rock, Independent School District, School Building Project, GO
Callable 08/01/18 @ 100
5.000%, 08/01/28	1,000,000	1,157,440
Royal, Independent School District, School Building Project, GO, PSFGTD
Callable 02/15/17 @ 100
4.500%, 02/15/28	400,000	427,088
San Angelo, Independent School District, School Building Project, Ser A, GO
Callable 02/15/19 @ 100
5.250%, 02/15/34	1,000,000	1,136,470
San Antonio, Electric & Gas Revenue, RB
Callable 02/01/15 @ 100
5.000%, 02/01/18	1,000,000	1,114,060
San Antonio, Hotel Occupancy Project, Sub-Ser, RB, AGM
Callable 08/15/13 @ 100
4.500%, 08/15/24	1,000,000	1,016,300
San Antonio, Refunding & Improvement Project, Ser A, RB, AGM
2.500%, 07/01/16	570,000	594,550
2.000%, 07/01/15	400,000	408,016

Description	Face Amount	Value
San Antonio, Water Revenue, RB
Callable 11/15/18 @ 100
5.375%, 05/15/39	$500,000	$568,070
San Antonio, Water Revenue, Ser A, RB
3.000%, 05/15/12	350,000	350,333
2.000%, 05/15/14	1,385,000	1,429,832
San Antonio, Water System, RB
4.000%, 05/15/19	500,000	583,140
San Benito, Consolidated Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/18 @ 100
5.000%, 02/15/33	1,000,000	1,102,070
San Marcos, Tax & Toll Revenue, GO, AGM
Callable 08/15/17 @ 100
5.125%, 08/15/28	500,000	556,445
Spring Branch, Independent School District, Schoolhouse Project, GO, PSF-GTD
Callable 02/01/17 @ 100
5.250%, 02/01/38	1,000,000	1,136,180
Spring, Independent School District, GO, PSF-GTD
Callable 02/15/14 @ 100
5.000%, 02/15/17	1,000,000	1,082,030
Texas A&M University, Permanent University Fund, RB
Callable 07/01/21 @ 100
4.000%, 07/01/22	1,850,000	2,129,850
Texas A&M University, Permanent University Fund, Ser B, RB
Callable 07/01/25 @ 100
5.000%, 07/01/34	1,000,000	1,190,870
Texas City, Industrial Development, Arco Pipe Line Company Project, RB
7.375%, 10/01/20	500,000	677,060
Texas State, College Student Loan, GO
Callable 08/01/20 @ 100
5.000%, 08/01/21	1,000,000	1,232,070
4.625%, 08/01/30	1,200,000	1,314,612
Texas State, Department of Housing & Community Affairs, Ser B, RB, FNMA,GNMA,FHLMC
Callable 01/01/21 @ 100
4.050%, 07/01/26	1,000,000	1,039,990
Texas State, Public Finance Authority Charter Education, Cosmos Foundation, Ser A, RB
Callable 02/15/20 @ 100
6.000%, 02/15/30	750,000	837,728
Texas State, Public Finance Authority Charter Education, New Frontiers School, Ser A, RB
Callable 08/15/20 @ 100
5.800%, 08/15/40	1,100,000	1,114,311
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB
5.625%, 05/01/21	1,440,000	1,639,814
5.375%, 05/01/20	1,365,000	1,527,995

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

Description	Face Amount	Value
Texas State, Southmost College District, GO, AMBAC
Callable 02/15/15 @ 100
5.000%, 02/15/22	$1,000,000	$1,067,890
Texas State, Technical College System, Financing System Project, RB
3.000%, 08/01/13	1,100,000	1,126,444
Texas State, Transportation Commission Mobility Fund, GO
Callable 04/01/18 @ 100
5.000%, 04/01/28	3,000,000	3,461,370
Texas State, Water Financial Assistance, Ser B, GO
Callable 08/01/18 @ 100
5.000%, 08/01/26	2,010,000	2,367,438
Tomball, Hospital Authority, RB (D)
5.000%, 07/01/13	730,000	770,084
Travis County, GO
2.000%, 03/01/18	645,000	673,212
Tyler, Independent School District, School Building Project, GO
Callable 02/15/18 @ 100
5.000%, 02/15/27	500,000	557,770
University of North Texas, Financing System Project, RB
Callable 04/15/18 @ 100
5.000%, 04/15/28	500,000	558,445
Waco, Health Facilities Development, Hillcrest Health System Project, Ser A, RB, NATL-RE FHA
Callable 08/01/16 @ 100
5.000%, 02/01/18	1,000,000	1,119,730
Waller, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/18 @ 100
5.500%, 02/15/33	1,000,000	1,128,950
Webster, Economic Development Sales Tax Authority, Refunding & Improvement Project, RB, AGM
4.125%, 09/15/13	1,075,000	1,124,084
West Harris County, Regional Water Authority, RB, AMBAC
4.500%, 12/15/13	1,315,000	1,386,431
Williamson County, GO
3.000%, 02/15/19	1,800,000	1,977,156
Wylie, GO
Callable 02/15/18 @ 100
5.000%, 02/15/28	1,000,000	1,092,640
Ysleta, Independent School District, School Building Project, GO, PSF-GTD
5.000%, 08/15/14	1,000,000	1,102,030

		108,937,146

Utah — 2.3%
Jordan, School District, School Building Project, Ser A, GO, SCH BD GTY
Callable 12/15/13 @ 100
4.000%, 06/15/16	1,000,000	1,048,640
Salt Lake City, School District, GO, SCH BD GTY
Callable 03/01/15 @ 100
4.000%, 03/01/17	1,000,000	1,082,550

Description	Face Amount/ Shares	Value
Utah State, Building Ownership Authority, RB
Callable 05/15/14 @ 100
5.000%, 05/15/18	$445,000	$478,958
Utah State, Building Ownership Authority, RB (A)
Pre-Refunded @ 100
5.000%, 05/15/14	555,000	607,481
Washington County, School District, GO, SCH BD GTY
4.000%, 03/01/14	1,225,000	1,306,389

		4,524,018

Vermont — 0.5%
Vermont State, Ser A, GO (A) Pre-Refunded @ 100
4.250%, 08/01/12	1,000,000	1,009,960

Virginia — 2.5%
Alexandria, Ser B, GO
4.000%, 06/15/14	1,000,000	1,076,240
Fairfax County, Sewer Authority, RB
Callable 07/15/19 @ 100
4.000%, 07/15/25	1,500,000	1,655,700
Virginia Commonwealth Transportation Board, RB
4.000%, 03/15/19	2,000,000	2,312,340

		5,044,280

Washington — 1.6%
King County, Renton School District No. 403, GO, AGM
Callable 12/01/13 @ 100
4.125%, 12/01/16	1,000,000	1,053,480
King County, Sewer Authority, Ser B, RB, NATL-RE
Callable 01/01/14 @ 100
5.000%, 01/01/15	1,090,000	1,168,578
Washington State, Ser R-C, GO, NATL-RE
Callable 01/01/14 @ 100
4.500%, 01/01/17	1,000,000	1,059,210

		3,281,268

Wisconsin — 1.7%
Wisconsin State, Ser 2, GO, NATL-RE
Callable 05/01/14 @ 100
5.000%, 05/01/17	1,000,000	1,088,770
Wisconsin State, Ser B, GO
Callable 05/01/21 @ 100
4.500%, 05/01/31	2,000,000	2,187,100

		3,275,870

Total Municipal Bonds (Cost $176,343,244)		187,992,016

CASH EQUIVALENT*— 2.9%
Invesco STIT-Tax-Free Cash Reserve Portfolio, 0.020% (Cost $5,706,164)	5,706,164	5,706,164

Total Investments — 98.9% (Cost $182,049,408)†		$193,698,180

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

Percentages are based on Net Assets of $195,784,424.

*	Rate shown is the 7-day effective yield as of April 30, 2012.
(A)	Pre-Refunded Securities -The maturity date shown is the pre-refunded date.
(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)	Variable Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2012.
(D)	Security is escrowed to maturity.

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Financial Security Assistance

GNMA — Government National Mortgage Association

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

SCH BD GTY — School Board Guaranty

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

†	At April 30, 2012, the tax basis of the Fund’s investments was $182,049,408, and the unrealized appreciation and depreciation were $11,723,760 and $(74,988), respectively.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$187,992,016	$—	$187,992,016
Cash Equivalent	5,706,164	—	—	5,706,164

Total Investments in Securities	$5,706,164	$187,992,016	$—	$193,698,180

During the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-0900

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION
SCHEDULE OF INVESTMENTS	MUNICIPAL BOND FUND
APRIL 30, 2012 (Unaudited)

Description	Face Amount	Value

MUNICIPAL BONDS — 99.1%
Alaska — 1.2%
Juneau, City & Borough, School Project, Ser A, GO, AGM
4.000%, 06/01/12	$1,000,000	$1,002,960

Arizona — 2.5%
Mesa, GO
2.000%, 07/01/16	2,000,000	2,068,040

Arkansas — 1.2%
Arkansas State, Federal Highway Project, GO (A) Pre-Refunded @ 100
5.000%, 08/01/12	1,000,000	1,011,800

California — 1.6%
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB, AGM
Callable 07/01/13 @ 100
5.000%, 07/01/15	1,000,000	1,053,110
San Francisco, City & County Airports Commission, Ser C, RB
5.000%, 05/01/15	250,000	279,508

		1,332,618

Connecticut — 0.9%
Monroe, Ser A, GO
2.000%, 12/15/15	700,000	728,098

Florida — 0.3%
Florida State, Housing Finance, Homeowner Mortgage Special Program, Ser A, RB, GNMA, FNMA, FHLMC
1.150%, 07/01/12	245,000	245,088

Georgia — 0.6%
Georgia State, Ser D, GO
4.000%, 08/01/12	500,000	504,715

Hawaii — 0.4%
Honolulu, City & County Wastewater System, Ser B, RB, NATL-RE
4.000%, 07/01/12	305,000	306,882

Indiana — 0.1%
Mount Vernon of Posey County, RB, AMBAC
4.000%, 01/15/13	100,000	102,392

Iowa — 2.8%
Des Moines, Ser D, GO
3.250%, 06/01/13	500,000	515,970
Dubuque Community, School District, RB
3.000%, 07/01/12	1,000,000	1,002,860
Iowa State University of Science & Technology, Science and Athletic Facilities Project, Ser I, RB
2.000%, 07/01/17	780,000	812,331

		2,331,161

Description	Face Amount	Value
Maryland — 0.6%
Frederick County, Public Facilities Authority, GO
3.750%, 06/01/13	$500,000	$518,880

Michigan — 1.3%
Michigan State, Municipal Bond Authority, Clean Water Revolving Fund, RB
3.000%, 10/01/15	1,000,000	1,079,150

New Jersey — 2.5%
Camden County, Improvement Authority, Guarantee Loan Capital Program, RB
3.800%, 01/15/15	1,000,000	1,065,000
Paterson, TRAN
2.000%, 06/08/12	1,000,000	1,000,910

		2,065,910

New Mexico — 3.9%
New Mexico State, Severance Tax, Ser A-2, RB
4.000%, 07/01/14	3,000,000	3,224,040

North Carolina — 1.3%
North Carolina State, Eastern Municipal Power Agency, Ser B, RB
3.000%, 01/01/14	1,000,000	1,036,060

Ohio — 1.2%
Ohio State, Highway Capital Improvement Project, Ser H, GO (A) Pre-Refunded @ 101
5.000%, 05/01/12	1,000,000	1,017,500

Oklahoma — 3.8%
Cleveland County, Independent School District No. 29 Norman, GO
1.500%, 03/01/17	2,000,000	2,042,260
Tulsa County, Independent School District, GO
3.500%, 06/01/13	1,000,000	1,034,300

		3,076,560

Oregon — 0.3%
Oregon State, Department of Administrative Services, Ser B, COP, AGM
4.000%, 11/01/12	250,000	254,667

Pennsylvania — 1.6%
Philadelphia, Water and Wastewater System, Ser A, RB
4.000%, 06/15/12	1,300,000	1,305,525

Puerto Rico — 1.0%
Puerto Rico Commonwealth, Government Development, Ser Senior B, RB
5.000%, 12/01/14	750,000	799,808

Texas — 63.9%
Alamo, Community College District, Ser A, RB
2.000%, 11/01/17	2,000,000	2,065,400

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION
SCHEDULE OF INVESTMENTS	MUNICIPAL BOND FUND
APRIL 30, 2012 (Unaudited)

Description	Face Amount	Value
Angleton, Independent School District, School Building Project, GO, PSF-GTD
3.750%, 02/15/14	$900,000	$953,190
Arlington, Independent School District, School Building Project, Ser A, GO, PSF-GTD
5.000%, 02/15/15	500,000	561,075
Arlington, Permanent Improvement Program, GO
3.500%, 08/15/13	500,000	520,740
Austin, Hotel Occupancy Tax, RB, AGM
Callable 11/15/13 @ 100
5.000%, 11/15/15	1,000,000	1,054,260
Austin, Public Property Finance, GO
1.000%, 11/01/15	1,000,000	1,004,810
Austin, Water and Wastewater System, RB, AGM (B)
Callable 06/15/12 @ 100
0.500%, 05/15/24	1,150,000	1,150,000
Bexar County, Hospital District, GO
3.625%, 02/15/14	500,000	526,420
Bexar, Metropolitan Water District, RB
3.000%, 05/01/13	1,000,000	1,019,140
Brazosport, Independent School District, GO, PSF-GTD
2.000%, 02/15/15	1,800,000	1,869,444
Brownsville, Public Improvement & Refunding Project, GO, AGM
4.000%, 02/15/15	500,000	543,370
Cleburne, GO, AGM
4.000%, 02/15/13	500,000	513,460
Dallas Area, Rapid Transit, Ser A, RB
3.500%, 12/01/15	250,000	274,597
Dallas County Schools, Public Property Finance, GO
2.000%, 06/01/17	1,000,000	1,042,310
Dallas, Waterworks and Sewer System, RB, FSA
Callable 10/01/13 @ 100
5.000%, 10/01/16	1,000,000	1,060,560
Denton, GO, AMBAC
4.500%, 02/15/13	805,000	831,299
Fort Bend County, District No. 11, Levee Improvement Project, GO
3.500%, 03/01/14	500,000	517,220
Franklin, Independent School District, GO, PSF-GTD
2.000%, 02/15/14	2,000,000	2,056,080
Frisco, Independent School District, Ser A, GO
2.500%, 08/15/14	1,000,000	1,041,160
Greenville, Electric Utility System, RB
4.000%, 02/15/14	420,000	444,751
Harris County, Cultural Education Facilities Finance, Baylor College of Medicine, Ser D, RB
4.000%, 11/15/13	1,000,000	1,021,660
Harris County, Cultural Education Facilities Finance, Methodist Hospital System, RB
4.000%, 06/01/14	500,000	533,440

Description	Face Amount	Value
Harris County, Cultural Education Facilities Finance, Texas Children’s Hospital Project, RB
4.000%, 10/01/13	$500,000	$524,355
4.000%, 10/01/16	1,000,000	1,122,230
Houston, Independent School District, Public Property Finance, GO
3.600%, 07/15/12	250,000	251,717
Humble, Independent School District, School Building Project, GO, PSF-GTD
2.900%, 06/15/15	1,000,000	1,069,950
Katy, Independent School District, School Building Project, Ser C, GO, PSF-GTD
3.300%, 02/15/15	325,000	349,277
La Joya, Independent School District, School Building Project, GO, PSF-GTD
3.250%, 02/15/13	560,000	573,093
La Porte, Independent School District, Schoolhouse Project, GO
3.000%, 02/15/16	500,000	536,840
Lake Travis, Independent School District, School Building Project, GO, PSF-GTD
4.000%, 02/15/16	500,000	559,900
Lewisville, Independent School District, School Building Project, GO, PSF-GTD
4.000%, 08/15/15	500,000	554,840
Lewisville, Water and Sewer, RB
3.000%, 02/15/15	560,000	584,679
Lower Colorado River Authority, RB (C)
3.250%, 05/15/14	20,000	21,183
Lower Colorado River Authority, RB
3.250%, 05/15/14	480,000	505,766
McKinney, GO
3.500%, 08/15/13	930,000	968,576
McKinney, Independent School District, GO
2.000%, 02/15/13	800,000	811,008
Midland, GO
2.000%, 03/01/16	1,155,000	1,205,358
Mission, Consolidated Independent School District, School Building Project, GO, PSF-GTD
3.250%, 02/15/13	1,010,000	1,033,614
North Texas, Tollway Authority, Ser A, RB
3.200%, 01/01/13	1,300,000	1,321,658
Northwest, Independent School District, GO, PSF-GTD (B)
0.450%, 02/15/15	1,000,000	1,000,000
Pharr/San Juan/Alamo, Independent School District, School Building Project, GO, PSF-GTD
4.000%, 02/01/14	500,000	531,075
Polk County, GO, AGM
4.000%, 08/15/12	200,000	201,868
Port of Port Arthur, Navigation District, Ser A, GO
4.000%, 03/01/13	1,000,000	1,026,850
San Angelo, Independent School District, School Building Project, Ser A, GO,
3.000%, 02/15/13	500,000	510,595

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION
SCHEDULE OF INVESTMENTS	MUNICIPAL BOND FUND
APRIL 30, 2012 (Unaudited)

Description	Face Amount	Value
San Antonio, Airport System, Refunding & Improvement Project, Ser A, RB, AGM
2.000%, 07/01/14	$540,000	$549,299
San Antonio, Water System, RB
4.000%, 05/15/16	345,000	388,584
San Antonio, Water System, Ser A, RB
3.000%, 05/15/13	1,000,000	1,028,260
Tarrant County, Cultural Education Facilities Finance, Christus Health, Ser C, RB
3.000%, 07/01/12	1,000,000	1,003,150
Tarrant Regional Water District, RB, AGM (A) Pre-Refunded @ 100
5.375%, 03/01/13	295,000	307,694
Tarrant Regional Water District, RB, AGM
Callable 03/01/13 @ 100
5.375%, 03/01/16	1,105,000	1,148,404
Texas A&M University, Financing System, Ser C, RB
3.000%, 05/15/14	625,000	657,744
Texas A&M University, Permanent University Fund, RB
Callable 07/01/14 @ 100
4.500%, 07/01/20	1,000,000	1,067,070
Texas A&M University, Permanent University Fund, RB
3.000%, 07/01/15	1,510,000	1,618,871
Texas State, College Student Loan Program, GO
4.000%, 08/01/15	1,000,000	1,108,390
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB
5.250%, 05/01/19	1,300,000	1,445,171
Texas State, Veterans Housing Assistance Program, GO
3.000%, 12/01/12	1,640,000	1,666,306
Texas State, Water Financial Assistance Program, GO
3.000%, 08/01/16	1,885,000	2,059,310
Tomball, Hospital Authority, RB (C)
5.000%, 07/01/13	730,000	770,084
University of Texas, Financing System, Ser A, RB
2.000%, 08/15/16	500,000	525,430
Waco, Independent School District, School Building Project, GO, PSF-GTD
4.000%, 08/15/13	500,000	523,610
Williamson County, Pass-Through Toll, GO
3.000%, 02/15/15	1,000,000	1,069,300

		52,805,495

Virginia — 3.8%
Alexandria, Ser A, GO
3.500%, 07/15/13	500,000	519,520
Norfolk, Capital Improvement, Ser A, GO
2.500%, 11/01/14	545,000	571,433
Virginia Commonwealth, Transportation Board, RB
2.000%, 03/15/17	2,000,000	2,092,820

		3,183,773

Description	Face Amount/ Shares	Value
Wisconsin — 2.3%
Wisconsin State, Health & Educational Facilities Authority, Marquette University, RB
2.500%, 10/01/12	$870,000	$876,447
Wisconsin State, Health & Educational Facilities Authority, Marquette University, Ser A, RB
2.000%, 10/01/12	1,000,000	1,005,370

		1,881,817

Total Municipal Bonds (Cost $80,180,836)		81,882,939

CASH EQUIVALENT *— 0.0%
Invesco STIT-Tax-Free Cash Reserve Portfolio, 0.020% (Cost $49,704)	49,704	49,704

Total Investments — 99.1% (Cost $80,230,540)†		$81,932,643

Percentages are based on Net Assets of $82,643,166.

*	Rate shown is the 7-day effective yield as of April 30, 2012.
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Variable Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2012.
(C)	Security is escrowed to maturity.

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Corporation

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Financial Security Assistance

GNMA — Government National Mortgage Association

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

Ser — Series

TRAN — Tax and Revenue Anticipation Note

†	At April 30, 2012, the tax basis of the Fund’s investments was $80,230,540, and the unrealized appreciation and depreciation were $1,775,399 and $(73,296), respectively.

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION
SCHEDULE OF INVESTMENTS	MUNICIPAL BOND FUND
APRIL 30, 2012 (Unaudited)

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$81,882,939	$—	$81,882,939
Cash Equivalent	49,704	—	—	49,704

Total Investments in Securities	$49,704	$81,882,939	$—	$81,932,643

During the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-0900

THE ADVISORS’ INNER CIRCLE FUND II	FROST KEMPNER TREASURY
SCHEDULE OF INVESTMENTS	AND INCOME FUND
APRIL 30, 2012 (Unaudited)

Description	Face Amount/ Shares	Value

U.S. TREASURY OBLIGATIONS — 47.0%
U.S. Treasury Inflationary
Protection Securities
3.625%, 04/15/28	$1,278,092	$1,942,100
2.625%, 07/15/17	449,270	544,003
2.500%, 07/15/16 to 01/15/29	2,239,839	2,838,296
2.375%, 01/15/25	1,276,623	1,665,894
2.125%, 02/15/40	1,130,212	1,546,448
2.000%, 07/15/14	891,342	965,783
1.875%, 07/15/13	546,646	571,587
1.750%, 01/15/28	1,816,996	2,238,879
1.625%, 01/15/15	802,418	871,814
1.375%, 07/15/18 to 01/15/20	3,176,818	3,697,222

Total U.S. Treasury Obligations (Cost $13,578,927)		16,882,026

CASH EQUIVALENT* — 52.9%
BlackRock Liquidity Funds
Treasury Trust Fund
Portfolio, 0.000% (Cost $19,034,021)	19,034,021	19,034,021

Total Investments — 99.9% (Cost $32,612,948)†		$35,916,047

Percentages are based on Net Assets of $35,961,439.

*	Rate shown is the 7-day effective yield as of April 30, 2012.

†	At April 30, 2012, the tax basis of the Fund’s investments was $32,612,948, and the unrealized appreciation and depreciation were $3,303,099 and $(0), respectively.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$16,882,026	$—	$16,882,026
Cash Equivalent	19,034,021	—	—	19,034,021

Total Investments in Securities	$19,034,021	$16,882,026	$—	$35,916,047

During the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-0900

THE ADVISORS’ INNER CIRCLE FUND II	FROST LKCM MULTI-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

Description	Shares	Value

COMMON STOCK — 99.5%

Consumer Discretionary — 6.4%
Home Depot (A)	2,500	$129,475
Kohl’s (A)	1,000	50,130
Time Warner	1,500	56,190

		235,795

Consumer Staples — 11.2%
CVS Caremark	3,500	156,170
PepsiCo	2,000	132,000
Procter & Gamble	2,000	127,280

		415,450

Energy — 21.1%
Anadarko Petroleum	1,500	109,815
Cabot Oil & Gas	3,000	105,420
Devon Energy	1,000	69,850
Exxon Mobil	1,200	103,608
Range Resources	1,200	79,992
Schlumberger	1,500	111,210
SM Energy	1,500	99,165
Williams	3,000	102,090

		781,150

Financials — 11.0%
American Express	2,000	120,420
Capitol Federal Financial	7,500	88,575
JPMorgan Chase	2,500	107,450
MetLife	2,500	90,075

		406,520

Health Care — 13.8%
Celgene*	1,500	109,380
Covidien	2,000	110,460
Dentsply International	3,000	123,180
Express Scripts Holding*	1,500	83,685
Thermo Fisher Scientific	1,500	83,475

		510,180

Industrials — 5.7%
Danaher (A)	2,000	108,440
Roper Industries	1,000	101,900

		210,340

Information Technology — 20.9%
Apple*	200	116,848
Brocade Communications Systems*	15,000	83,100
International Business Machines	600	124,248
Microsoft	4,000	128,080
NetApp*	2,000	77,660
Nuance Communications* (A)	5,000	122,200
Western Union	6,500	119,470

		771,606

Materials — 3.6%
FMC	1,200	132,540

Telecommunication Services — 3.5%
AT&T	4,000	131,640

Description	Shares/Face Amount	Value

Utilities — 2.3%
Duke Energy (A)	4,000	$85,720

Total Common Stock (Cost $2,435,957)		3,680,941

CASH EQUIVALENTS**— 5.4%
AIM STIT-Government & Agency Portfolio, 0.020%	27,957	27,957
FFI Select Institutional Fund, 0.139% (B)	2,748	2,748
Fidelity Institutional Prime Money Market Fund, 0.204% (B)	53,898	53,898
Goldman Sachs Financial Square Money Market Fund, 0.179% (B)	51,404	51,404
Invesco AIM Liquid Asset Money Fund, 0.170% (B)	13,282	13,282
JPMorgan Prime Money Market Fund, 0.209% (B)	50,768	50,768

Total Cash Equivalents (Cost $200,057)		200,057

REPURCHASE AGREEMENTS (B)(C) — 7.9%
BNP Paribas 0.260%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $38,821 (collateralized by various corporate obligations, ranging in par value $2,169-$10,194, 0.840%-6.375%, 05/15/12-11/15/67; with total market value $40,762)	$38,821	38,821
HSBC Securities 0.310%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $118,405 (collateralized by various corporate obligations, ranging in par value $19-$97,053, 2.150%-7.875%, 11/15/12-09/15/41; with total market value $124,333)	118,405	118,405

THE ADVISORS’ INNER CIRCLE FUND II	FROST LKCM MULTI-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

Description	Face Amount	Value
Mizuho 0.210%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $135,875 (collateralized by various corporate obligations, ranging in par value $7,179-$145,579, 5.578%-6.501%, 04/15/36-08/25/41; with total market value $138,591)	$135,874	$135,874

Total Repurchase Agreements (Cost $293,100)		293,100

Total Investments — 112.8% (Cost $2,929,114)†		$4,174,098

Percentages are based on Net Assets of $3,699,126.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2012.
(A)	This security or a partial position of this security is on loan at April 30, 2012. The total value of securities on loan at April 30, 2012 was $454,255.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2012 was $465,200.
(C)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending.

†	At April 30, 2012, the tax basis of the Fund’s investments was $2,929,114, and the unrealized appreciation and depreciation were $1,248,235 and $(3,251), respectively.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,680,941	$—	$—	$3,680,941
Cash Equivalents	200,057	—	—	200,057
Repurchase Agreements	—	293,100	—	293,100

Total Investments in Securities	$3,880,998	$293,100	$—	$4,174,098

During the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-0900

THE ADVISORS’ INNER CIRCLE FUND II	FROST MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	(FORMERLY FROST LKCM SMALL-MID CAP EQUITY FUND)
APRIL 30, 2012 (Unaudited)

Description	Shares	Value

COMMON STOCK — 94.4%

Consumer Discretionary — 16.6%
GNC Holdings, Cl A (A)	25,275	$987,242
Harley-Davidson	14,425	754,860
LKQ*	26,600	889,770
Polaris Industries	12,525	994,986
Tractor Supply	11,125	1,094,811
Ulta Salon Cosmetics & Fragrance	10,850	956,753

		5,678,422

Energy — 8.1%
Concho Resources*	6,000	643,080
Core Laboratories (A)	5,725	784,210
Pioneer Natural Resources	5,425	628,324
Rosetta Resources* (A)	14,000	703,780

		2,759,394

Financials — 13.3%
Affiliated Managers Group*	9,100	1,033,942
CIT Group*	17,775	672,784
Comerica	27,925	894,159
SunTrust Banks	30,175	732,649
Weyerhaeuser‡	28,620	582,703
Zions Bancorporation	31,775	647,892

		4,564,129

Health Care — 10.3%
Catalyst Health Solutions*	15,050	1,299,868
Cerner* (A)	10,775	873,745
HMS Holdings*	20,290	488,177
IDEXX Laboratories*	9,775	859,516

		3,521,306

Industrials — 18.9%
AMETEK	19,975	1,005,342
BE Aerospace*	21,525	1,012,321
Hexcel*	35,510	972,264
Kirby*	12,500	829,625
Roper Industries	7,125	726,037
Valmont Industries	8,675	1,075,092
WESCO International*	12,910	857,095

		6,477,776

Information Technology — 19.7%
Akamai Technologies*	20,275	660,965
ANSYS*	13,950	935,627
Brocade Communications Systems*	161,900	896,926
F5 Networks*	5,400	723,222
Nuance Communications* (A)	28,125	687,375
Riverbed Technology*	41,900	826,687
TIBCO Software*	29,975	986,177
Trimble Navigation*	18,750	1,015,125

		6,732,104

Materials — 7.5%
Carpenter Technology	14,925	830,726
FMC	9,925	1,096,216
Rock-Tenn, Cl A	10,100	629,533

		2,556,475

Total Common Stock (Cost $26,059,636)		32,289,606

Description	Shares/Face Amount	Value

CASH EQUIVALENTS** — 9.9%
AIM STIT-Government & Agency Portfolio, 0.020%	1,929,201	$1,929,201
FFI Select Institutional Fund, 0.139% (B)	23,658	23,658
Fidelity Institutional Prime Money Market Fund, 0.204% (B)	463,901	463,901
Goldman Sachs Financial Square Money Market Fund, 0.179% (B)	442,434	442,434
Invesco AIM Liquid Asset Money Fund, 0.170% (B)	114,319	114,319
JPMorgan Prime Money Market Fund, 0.209% (B)	436,968	436,968

Total Cash Equivalents (Cost $3,410,481)		3,410,481

REPURCHASE AGREEMENTS (B)(C) — 7.4%
BNP Paribas 0.260%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $334,138 (collateralized by various corporate obligations, ranging in par value $18,668-$87,744, 0.840%-6.375%, 05/15/12-11/15/67; with total market value $350,843)	$334,136	334,136
HSBC Securities 0.310%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $1,019,123 (collateralized by various corporate obligations, ranging in par value $167-$835,340, 2.150%-7.875%, 11/15/12-09/15/41; with total market value $1,070,141)	1,019,115	1,019,115
Mizuho 0.210%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $1,169,483 (collateralized by various corporate obligations, ranging in par value $61,790-$1,253,010, 5.578%-6.501%, 04/15/36-08/25/41; with total market value $1,192,865)	1,169,476	1,169,476

Total Repurchase Agreements (Cost $2,522,727)		2,522,727

Total Investments — 111.7% (Cost $31,992,844)†		$38,222,814

THE ADVISORS’ INNER CIRCLE FUND II	FROST MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	(FORMERLY FROST LKCM SMALL-MID CAP EQUITY FUND)
APRIL 30, 2012 (Unaudited)

Percentages are based on Net Assets of $34,212,256.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2012.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2012. The total value of securities on loan at April 30, 2012 was $3,913,892.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2012 was $4,004,007.
(C)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending.

Cl	— Class

†	At April 30, 2012, the tax basis of the Fund’s investments was $31,992,844, and the unrealized appreciation and depreciation were $6,557,135 and $(327,165), respectively.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$32,289,606	$—	$—	$32,289,606
Cash Equivalents	3,410,481	—	—	3,410,481
Repurchase Agreements	—	2,522,727	—	2,522,727

Total Investments in Securities	$35,700,087	$2,522,727	$—	$38,222,814

During the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-0900

THE ADVISORS’ INNER CIRCLE FUND II	FROST NATURAL RESOURCES FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2012 (Unaudited)

Description	Shares	Value

COMMON STOCK ‡— 90.6%

Energy — 71.9%
Anadarko Petroleum	26,000	$1,903,460
Apache	22,500	2,158,650
Bonanza Creek Energy*	10,000	219,700
C&J Energy Services*	32,500	612,625
Cabot Oil & Gas	15,000	527,100
Cameron International*	28,000	1,435,000
CARBO Ceramics	7,700	647,493
Cenovus Energy	17,500	634,375
Chevron	10,700	1,140,192
Cloud Peak Energy*	24,000	369,360
Cobalt International Energy*	30,000	802,800
Concho Resources*	6,000	643,080
Devon Energy	17,700	1,236,345
Ensco ADR	27,500	1,502,875
EOG Resources	12,700	1,394,587
Exxon Mobil	11,000	949,740
FMC Technologies*	10,500	493,500
Gran Tierra Energy*	42,000	270,900
Halliburton	30,500	1,043,710
Hess	8,000	417,120
Kosmos Energy*	38,000	462,840
Marathon Petroleum	7,500	312,075
National Oilwell Varco	20,700	1,568,232
Noble Energy	15,500	1,539,460
Occidental Petroleum	25,500	2,326,110
Oil States International*	23,000	1,830,340
Peabody Energy	7,700	239,547
Penn West Petroleum	32,000	548,480
Pioneer Natural Resources	10,000	1,158,200
QEP Resources	17,500	539,175
Schlumberger	26,500	1,964,710
Seadrill	23,000	899,990
SM Energy	18,000	1,189,980
Suncor Energy	32,500	1,073,800
Talisman Energy	48,500	633,410
Tidewater	10,500	577,815
Total ADR	18,500	890,035

		36,156,811

Industrials — 3.4%
Chicago Bridge & Iron GDR, NY Shares	9,000	399,780
Deere	12,700	1,045,972
Westport Innovations*	8,200	256,660

		1,702,412

Information Technology — 0.5%
Elster Group ADR*	15,000	223,800

Materials — 14.1%
Barrick Gold	24,700	998,621
BHP Billiton ADR	8,000	594,400
Freeport-McMoRan Copper & Gold	28,500	1,091,550
Goldcorp	23,500	899,110
Monsanto	12,500	952,250
Potash Corp. of Saskatchewan	16,500	700,920
Silver Wheaton	17,000	519,010
Stillwater Mining*	35,000	375,550
Yamana Gold	65,500	962,850

		7,094,261

Description	Shares	Value

Utilities — 0.7%
American Water Works	4,000	$136,960
Aqua America	9,000	204,390

		341,350

Total Common Stock (Cost $46,761,461)		45,518,634

EXCHANGE TRADED FUNDS — 1.5%
Alerian MLP ETF	32,500	546,325
ProShares UltraShort Oil & Gas	10,000	233,100

Total Exchange Traded Funds (Cost $774,647)		779,425

CASH EQUIVALENT**— 8.5%
AIM STIT - Liquid Assets Portfolio, 0.020% (Cost $4,269,917)	4,269,917	4,269,917

Total Investments — 100.6% (Cost $51,806,025)†		$50,567,976

Percentages are based on Net Assets of $50,257,273.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2012.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

MLP — Master Limited Partnership

NY — New York

†	At April 30, 2012, the tax basis of the Fund’s investments was $51,806,025, and the unrealized appreciation and depreciation were $1,417,070 and $(2,655,119), respectively.

As of April 30, 2012, all of the Fund’s investments were considered level 1, in accordance with ASC-820.

During the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-0900

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by
Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund II

By	/S/ MICHAEL BEATTIE
Michael Beattie President

Date: June 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ MICHAEL BEATTIE
Michael Beattie President

Date: June 28, 2012

By	/S/ MICHAEL LAWSON
Michael Lawson Treasurer, Controller and Chief Financial Officer

Date: June 28, 2012